As filed with the Securities and Exchange                   File No. 333-87131
Commission on April 13, 2000                                File No. 811-8582

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                        POST-EFFECTIVE AMENDMENT NO. 1 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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        Variable Annuity Account I of Aetna Insurance Company of America

                       Aetna Insurance Company of America

             5100 West Lemon Street, Suite 213, Tampa, Florida 33609

        Depositor's Telephone Number, including Area Code (860) 273-4686

                           Julie E. Rockmore, Counsel
                       Aetna Insurance Company of America
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

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It is proposed that this filing will become effective:

      |_|   immediately upon filing pursuant to paragraph (b) of Rule 485
      |X|   on May 1, 2000 pursuant to paragraph (b) of Rule 485

                           VARIABLE ANNUITY ACCOUNT I
                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)

FORM N-4                                                   LOCATION - PROSPECTUS
ITEM NO.              PART A (PROSPECTUS)                    DATED MAY 1, 2000

   1      Cover Page..................................  Cover Page

   2      Definitions.................................  Not Applicable

   3      Synopsis....................................  Contract Overview; Fee Table

   4      Condensed Financial Information.............  Condensed Financial Information

   5      General Description of Registrant,
          Depositor, and Portfolio Companies..........  Other Topics - The Company; Variable
                                                        Annuity Account I; Appendix III - Fund
                                                        Descriptions

   6      Deductions and Expenses.....................  Fees

   7      General Description of Variable Annuity
          Contracts...................................  Contract Overview; Other Topics

   8      Annuity Period..............................  Income Phase

   9      Death Benefit...............................  Death Benefit

   10     Purchases and Contract Value................  Contract Purchase and Participation;
                                                        Your Account Value

   11     Redemptions.................................  Right to Cancel

   12     Taxes.......................................  Taxation

   13     Legal Proceedings...........................  Other Topics - Legal Matters and
                                                        Proceedings

   14     Table of Contents of the Statement of
          Additional Information......................  Contents of the Statement of
                                                        Additional Information

                                                         LOCATION - STATEMENT OF
 FORM N-4         PART B (STATEMENT OF                    ADDITIONAL INFORMATION
 ITEM NO.        ADDITIONAL INFORMATION)                     DATED MAY 1, 2000

   15     Cover Page................................    Cover page

   16     Table of Contents.........................    Table of Contents

   17     General Information and History...........    General Information and History

   18     Services..................................    General Information and History;
                                                        Independent Auditors

   19     Purchase of Securities Being Offered......    Offering and Purchase of Contracts

   20     Underwriters..............................    Offering and Purchase of Contracts

   21     Calculation of Performance Data...........    Performance Data; Average Annual
                                                        Total Return Quotations

   22     Annuity Payments..........................    Income Phase Payments

   23     Financial Statements......................    Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           Prospectus - May 1, 2000
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The Contracts. The contracts described in this prospectus are group deferred variable annuity contracts issued by Aetna Insurance Company of America (the Company). They are intended to be used as funding vehicles for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).


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Why Reading This Prospectus is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

     Table of Contents . . . page 3
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Investment Options. The contracts offer variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Option.

> Fixed Plus Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the Fixed Plus Account in an appendix to this prospectus.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Options" section of this prospectus at page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Getting Additional Information. You may obtain the May 1, 2000, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room electronically at the following e-mail address: publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. This information can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. The SAI table of contents is listed on page 37 of this prospectus. The SAI is incorporated into this prospectus by reference.






(1) This fund is available to the general public. See "Additional Risks of Investing in the Fund."


[Begin sidebar]

The Funds

Aetna Ascent VP

Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna
        Bond VP
Aetna Crossroads VP
Aetna Growth VP

Aetna Variable Fund d/b/a Aetna Growth and Income VP

Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP

Aetna Variable Encore Fund d/b/a
        Aetna Money Market VP

Aetna Small Company VP

Aetna Technology VP
Aetna Value Opportunity VP

AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund

Calvert Social Balanced Portfolio
DEM[RegTM] Equity (Institutional Shares)(1)

Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II) Contrafund[RegTM]
        Portfolio

Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Oppenheimer Global Securities
        Fund/VA
Oppenheimer Strategic Bond Fund/VA

Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (formerly PPI
        MFS Value Equity Portfolio)
Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio
Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio

[End sidebar]

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Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

                          TABLE OF CONTENTS




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 Contract Overview: Who's Who; Contract Facts .............. 4
 The Contract and Your Retirement Plan (sidebar)
 Retirement Plan (sidebar)
 Plan Type (sidebar)
 Contract Rights (sidebar)
 Contract Phases: Accumulation Phase, Income Phase ......... 5
 Questions: Contacting the Company (sidebar)
 Sending Forms and Written Requests in Good Order (sidebar)

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Fee Table ...................................  6

Condensed Financial Information ............. 10

Investment Options .......................... 10

Transfers ................................... 12

Contract Purchase and Participation ......... 13

Contract Ownership and Rights ............... 14

Right to Cancel ............................. 14

Fees ........................................ 15

Your Account Value .......................... 17

Withdrawals ................................. 19

Systematic Distribution Options ............. 20

Death Benefit ............................... 21

The Income Phase ............................ 23

Taxation .................................... 27

Other Topics ................................ 32



The Company -- Variable Annuity Account I -- Performance Reporting -- Voting Rights -- Contract Distribution -- Contract Modification -- Legal Matters and Proceedings -- Payment Delay or Suspension -- Transfer of Ownership; Assignment -- Account Termination -- Intent to Confirm Quarterly



Contents of the Statement of Additional Information ......... 37
Appendix I -- Fixed Plus Account ............................ 38
Appendix II -- Employee Appointment of Employer as Agent
 Under an Annuity Contract .................................. 40
Appendix III -- Fund Descriptions ........................... 41

[Begin sidebar]

The Contract and Your
Retirement Plan


Retirement Plan (plan): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code section under which it qualifies. For example: a "403(b) plan" is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your Aetna representative or the Company.


Contract Rights: Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

[End sidebar]


Contract Overview
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The following is a summary. Please read each section of this prospectus for additional information.


Who's Who

You (the participant): The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder: The person to whom we issue the contract. Generally, the plan sponsor.

We (the Company): Aetna Insurance Company of America. We issue the contract.

Service Center: The location to which all inquiries, transactions and requests should be addressed. The address is: Aetna Financial Services, Annuity Services, 151 Farmington Avenue, Hartford, CT 06156-1277.

For greater detail please review "Contract Ownership and Rights" and "Contract Purchase and Participation."


Contract Facts


Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See "Right to Cancel."

Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals: During the accumulation phase, you may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, you may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding and taxation. See "Withdrawals," "Taxation," and "The Income Phase."


Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See "Fee Table" and "Fees."


Taxation: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (including 403(b) and 401(a) plans) also defer payment of taxes on earnings until they are withdrawn. You should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative. Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."

Contract Phases
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[Flow chart of Steps 1, 2, and 3 listed on this page]


I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide Aetna Insurance Company of America with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:
(a) Fixed Interest Option
     account

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. The Income Phase The contract offers several payment options. See "The Income Phase." In general, you may:

> Receive income phase payments over a lifetime or for a specified period;

> Receive income phase payments monthly, quarterly, semi-annually or annually;


> Select an option that provides a death benefit to beneficiaries; and


> Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.



[Begin sidebar]

Questions: Contacting the Company. Contact your local representative or write or call the Service Center:

Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862.


Sending forms and written requests in good order

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.
[End sidebar]

[Begin sidebar]


In This Section:

>Maximum Fees Deducted From Investments in the Subaccounts

>Fund Fees

>Examples of Fee Deductions

See "Fees" for:


>How, When and Why Fees are Deducted;

>Reduction, Waiver and/or Elimination of Certain Fees; and

>Premium and Other Taxes.

See "The Income Phase" for:

>Fees during the income  phase.

[End sidebar]



Fee Table
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The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the accumulation phase). The fees shown below do not include premium taxes that may be applicable. During the income phase, a maximum mortality and expense charge of 1.25% and a maximum administrative expense charge of 0.25% may be charged. See "The Income Phase" for further discussion of fees that may apply after you begin receiving payments under the contract.



Fees Deducted From the Subaccounts On an Annual Basis
(As a percentage of average account value)

Mortality and Expense Risk Charge...................................1.00%(1)

Administrative Expense Charge.................................0.00%-0.25%(2)
                                                              ----------

Total Separate Account Expenses...............................1.00%-1.25%
                                                              ==========



(1) This is the maximum mortality and expense risk charge during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See "Fees--Mortality and Expense Risk Charge."

(2) We currently do not impose an administrative expense charge; however, we reserve the right to charge not more than 0.25% on an annual basis from the subaccounts. See "Fees--Administrative Expense Charge."

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses.


How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1999.



                                                                                 Total Fund                      Net Fund
                                                                                   Annual                         Annual
                                                                                  Expenses                       Expenses
                                                     Investment                    Without         Total          After
                                                      Advisory        Other      Waivers or     Waivers and     Waivers or
                                                       Fees(1)      Expenses     Reductions      Reductions     Reductions
                                                       -------      --------     ----------      ----------     ----------
Aetna Ascent VP(2)                                      0.60%         0.14%         0.74%          0.00%           0.74%
Aetna Balanced VP, Inc.                                 0.50%         0.09%         0.59%            --            0.59%
Aetna Bond VP                                           0.40%         0.09%         0.49%            --            0.49%
Aetna Crossroads VP(2)                                  0.60%         0.14%         0.74%          0.04%           0.70%
Aetna Growth VP(2)                                      0.60%         0.11%         0.71%          0.00%           0.71%
Aetna Growth and Income VP                              0.50%         0.08%         0.58%            --            0.58%
Aetna Index Plus Large Cap VP(2)                        0.35%         0.10%         0.45%          0.00%           0.45%
Aetna Index Plus Mid Cap VP(2)                          0.40%         0.40%         0.80%          0.20%           0.60%
Aetna Index Plus Small Cap VP(2)                        0.40%         0.50%         0.90%          0.30%           0.60%
Aetna International VP(2)                               0.85%         0.77%         1.62%          0.47%           1.15%
Aetna Legacy VP(2)                                      0.60%         0.15%         0.75%          0.10%           0.65%
Aetna Money Market VP                                   0.25%         0.09%         0.34%            --            0.34%
Aetna Small Company VP(2)                               0.75%         0.13%         0.88%          0.00%           0.88%
Aetna Technology VP(2)(3)                               0.95%         0.25%         1.20%          0.05%           1.15%
Aetna Value Opportunity VP(2)                           0.60%         0.13%         0.73%          0.00%           0.73%
AIM V.I. Capital Appreciation Fund                      0.62%         0.11%         0.73%            --            0.73%
AIM V.I. Growth Fund                                    0.63%         0.10%         0.73%            --            0.73%
AIM V.I. Growth and Income Fund                         0.61%         0.16%         0.77%            --            0.77%
AIM V.I. Value Fund                                     0.61%         0.15%         0.76%            --            0.76%
Calvert Social Balanced Portfolio(4)                    0.70%         0.19%         0.89%          0.00%           0.89%
DEM[RegTM] Equity Fund(5)                               0.90%         2.10%         3.00%          1.75%           1.25%
Fidelity VIP Equity-Income Portfolio(6)                 0.48%         0.09%         0.57%            --            0.57%
Fidelity VIP Growth Portfolio(6)                        0.58%         0.08%         0.66%            --            0.66%
Fidelity VIP Overseas Portfolio(6)                      0.73%         0.18%         0.91%            --            0.91%
Fidelity VIP II Contrafund[RegTM] Portfolio(6)          0.58%         0.09%         0.67%            --            0.67%
Janus Aspen Aggressive Growth Portfolio(7)              0.65%         0.02%         0.67%          0.00%           0.67%
Janus Aspen Balanced Portfolio(7)                       0.65%         0.02%         0.67%          0.00%           0.67%
Janus Aspen Flexible Income Portfolio(7)                0.65%         0.07%         0.72%          0.00%           0.72%
Janus Aspen Growth Portfolio(7)                         0.65%         0.02%         0.67%          0.00%           0.67%
Janus Aspen Worldwide Growth Portfolio(7)               0.65%         0.05%         0.70%          0.00%           0.70%
Oppenheimer Global Securities Fund/VA                   0.67%         0.02%         0.69%            --            0.69%
Oppenheimer Strategic Bond Fund/VA                      0.74%         0.04%         0.78%            --            0.78%
PPI MFS Capital Opportunities Portfolio(8)              0.65%         0.25%         0.90%          0.00%           0.90%
PPI MFS Emerging Equities Portfolio(8)                  0.67%         0.13%         0.80%          0.00%           0.80%
PPI MFS Research Growth Portfolio(8)                    0.70%         0.15%         0.85%          0.00%           0.85%
PPI Scudder International Growth Portfolio(8)           0.80%         0.20%         1.00%          0.00%           1.00%
PPI T. Rowe Price Growth Equity Portfolio(8)            0.60%         0.15%         0.75%          0.00%           0.75%

Footnotes to the "Fund Expense Table"


(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.



(2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions.".



(3) Aetna Technology VP commenced operations on May 1, 2000. Amounts reflected in "Other Expenses" and "Total Fund Annual Expenses Without Waivers or Reductions" are estimated amounts for the current fiscal year based on expenses for comparable funds. Actual expenses may vary from those shown.



(4) "Other Expenses" reflect an indirect fee of 0.03% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.



(5) The amount shown under "Other Expenses" includes a fee paid to the fund's distributor for stockholder servicing and distribution services at an annual rate of up to a total of 0.25% of average daily net assets. The fund's investment adviser has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares, to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2009. However, there is no guarantee the fund's investment adviser will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2009.



(6) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio; 0.65% for Fidelity VIP Growth Portfolio; 0.87% for Fidelity VIP Overseas Portfolio; and 0.65% for Fidelity VIP II Contrafund[RegTM] Portfolio.



(7) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangement.



(8) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

Hypothetical Example

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted total fund annual expenses, a mortality and expense risk charge of 1.00% on an annual basis and the maximum administrative expense charge of 0.25% on an annual basis. The total fund annual expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.


> These examples are purely hypothetical.

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> They should not be considered a
  representation of past or future fees or expected returns.
> Actual fees and/or returns may be more or less than those shown in these examples.


Whether or not you withdraw your entire account value or if you select an income phase payment option at the end of the periods shown, you would pay the following fees:


                                                 1 Year     3 Years     5 Years     10 Years
                                                 --------   ---------   ---------   ---------
Aetna Ascent VP                                    $20        $ 62        $107        $232
Aetna Balanced VP, Inc.                            $19        $ 58        $100        $216
Aetna Bond VP                                      $18        $ 55        $ 94        $205
Aetna Crossroads VP                                $20        $ 62        $107        $232
Aetna Growth VP                                    $20        $ 62        $106        $229
Aetna Growth and Income VP                         $19        $ 58        $ 99        $215
Aetna Index Plus Large Cap VP                      $17        $ 54        $ 92        $201
Aetna Index Plus Mid Cap VP                        $21        $ 64        $110        $238
Aetna Index Plus Small Cap VP                      $22        $ 67        $115        $248
Aetna International VP                             $29        $ 89        $151        $320
Aetna Legacy VP                                    $20        $ 63        $108        $233
Aetna Money Market VP                              $16        $ 50        $ 87        $189
Aetna Small Company VP                             $22        $ 67        $114        $246
Aetna Technology VP                                $25        $ 76        $131        $279
Aetna Value Opportunity VP                         $20        $ 62        $107        $231
AIM V.I. Capital Appreciation Fund                 $20        $ 62        $107        $231
AIM V.I. Growth Fund                               $20        $ 62        $107        $231
AIM V.I. Growth and Income Fund                    $21        $ 63        $109        $235
AIM V.I. Value Fund                                $20        $ 63        $108        $234
Calvert Social Balanced Portfolio                  $22        $ 67        $115        $247
DEM[RegTM] Equity Fund                             $43        $129        $217        $441
Fidelity VIP Equity-Income Portfolio               $18        $ 57        $ 99        $214
Fidelity VIP Growth Portfolio                      $19        $ 60        $103        $223
Fidelity VIP Overseas Portfolio                    $22        $ 68        $116        $249
Fidelity VIP II Contrafund[RegTM] Portfolio        $20        $ 60        $104        $224
Janus Aspen Aggressive Growth Portfolio            $20        $ 60        $104        $224
Janus Aspen Balanced Portfolio                     $20        $ 60        $104        $224
Janus Aspen Flexible Income Portfolio              $20        $ 62        $106        $230
Janus Aspen Growth Portfolio                       $20        $ 60        $104        $224
Janus Aspen Worldwide Growth Portfolio             $20        $ 61        $105        $227
Oppenheimer Global Securities Fund/VA              $20        $ 61        $105        $226
Oppenheimer Strategic Bond Fund/VA                 $21        $ 64        $109        $236
PPI MFS Capital Opportunities Portfolio            $22        $ 67        $115        $248
PPI MFS Emerging Equities Portfolio                $21        $ 64        $110        $238
PPI MFS Research Growth Portfolio                  $21        $ 66        $113        $243
PPI Scudder International Growth Portfolio         $23        $ 70        $120        $258
PPI T. Rowe Price Growth Equity Portfolio          $20        $ 63        $108        $233

Condensed Financial Information
--------------------------------------------------------------------------------

As of the date of this prospectus, we had not begun selling the contracts and the subaccounts did not have any assets attributable to the contracts. Therefore, no condensed financial information is presented herein.





Investment Options
--------------------------------------------------------------------------------
The contract offers variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.



Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.


Fund Descriptions. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, by calling the Company at the telephone number listed on the cover of this prospectus, by accessing the SEC's web site, or by contacting the SEC's Public Reference Room.



Fixed Interest Option. For a description of the Fixed Plus Account, see Appendix I.

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Selecting Investment Options

o Choose options appropriate for you. Your Aetna representative can help you evaluate which subaccounts and/or fixed interest option may be appropriate for your financial goals.
o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
o Be informed. Read this prospectus, the fund prospectuses and the Fixed Plus Account appendix.
--------------------------------------------------------------------------------

Limits on Option Availability. Some subaccounts and the fixed interest option may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. Each subaccount and the Fixed Plus Account counts toward these limits.


Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.



Additional Risks of Investing in the Funds.


Variable Funds. (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

> Mixed--bought for annuities and life insurance

> Shared--bought by more than one company


Public Funds. The following fund, which the subaccounts buy for variable annuity contracts, is also available to the general public:

>DEM[RegTM] Equity Fund (Institutional Shares)

See "Taxation--403(b) Plans" for a discussion of investing in a public fund under a 403(b) annuity contract.


Possible Conflicts of Interest. With respect to the variable funds and the public fund, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the retail fund and the variable funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account I from participation in the funds which are involved in the conflict.

Transfers
--------------------------------------------------------------------------------

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from the Fixed Plus Account are restricted as outlined in Appendix I. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.



Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Service Center, or if you are participating in the dollar cost averaging program, after your scheduled transfer.


Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions, (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.



Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

1. Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and
2. Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.


The Dollar Cost Averaging Program. Certain contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

Contract Purchase and Participation
--------------------------------------------------------------------------------

Contracts Available for Purchase. The contracts available for purchase are group deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a) and 403(b).


Purchasing the Contract.


1. The contract holder submits the required forms and application to the Company.
2. We approve the forms and issue a contract to the contract holder.



Participating in the Contract.


1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).

2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.


Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.


Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

>Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

>Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums.


Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."


Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See "Taxation."

Contract Ownership and Rights
--------------------------------------------------------------------------------
Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.


Who Owns Money Accumulated Under the Contract?
Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.


Who Holds Rights under the Contract?

> Under all contracts, except those issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

> If you participate in the contract through a voluntary 403(b) plan, you hold all rights under the contract.




Right to Cancel
--------------------------------------------------------------------------------
When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.


Refunds. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Service Center. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

Fees
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The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.



I. Fees Deducted from the Subaccounts


Mortality and Expense Risk Charge

Maximum Amount. 1.00% annually of your account value invested in the subaccounts during the accumulation phase and 1.25% annually of your account value invested in the subaccounts during the income phase.

When/How. This fee is deducted daily from the subaccounts. We do not deduct this from the Fixed Plus Account.


Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.


> The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.


Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

> The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

> The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

> The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);

> The frequency, consistency and method of submitting payments;

> The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

> The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

> The projected frequency of distributions; and


> The type and level of other factors that affect the overall administrative expense.


[Begin sidebar]

Types of Fees

There are certain types of fees
or charges which you may
incur under the contract:

> Fees Deducted from the Subaccounts
  o Mortality and Expense Risk Charge
  o Administrative Expense Charge

> Fees Deducted by the Funds
  o Investment Advisory Fees
  o Other Expenses

> Premium and Other Taxes

[End sidebar]

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.


Administrative Expense Charge

Maximum Amount. We currently do not impose this fee. However, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts.



When/How. If charged, this fee is deducted daily from the subaccounts. We will not deduct this from the Fixed Plus Account. This fee may be assessed during the accumulation phase and the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.



Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.


Reduction. If we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.


II. Fund Expenses

Maximum Amount. Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." Advisory fees are described in more detail in each fund prospectus.


When/How. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.


Purpose. These amounts help to pay the fund's investment advisor and operating expenses.


III. Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.



When/How. We reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a full withdrawal or the commencement of income phase payments. We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.


In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase, your account value at any given time equals:

> Account dollars directed to the Fixed Plus Account, including interest earnings to date; less

> Any deductions from the Fixed Plus Account (e.g. withdrawals); plus

> The current dollar value of amounts invested in the subaccounts.


Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.


Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."


Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor


Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.


Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation;
  minus

> The net assets of the fund held by the subaccount at the preceding valuation;
  plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

> Divided by the total value of the subaccount's units at the preceding valuation;


> Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See "Fees."


The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.



  Step 1: An investor contributes $5000.



  Step 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).



  Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).



[Flow chart of Steps 1, 2, and 3 listed on this page]


The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.


Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

Withdrawals
--------------------------------------------------------------------------------

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

> Select the withdrawal amount.

  o Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, plus the amount available for withdrawal from the Fixed Plus Account.

  o Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. The amount available from the Fixed Plus Account may be limited.

    For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix I.

> Select investment options. If this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value.


> Properly complete a disbursement form and submit it to the Service Center.


Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Service Center; or
(2) On such later date as specified on the disbursement form.


Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.


Reinvestment Privilege. The contracts allow a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.


Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

> Section 403(b)(11) of the Tax Code prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 591/2, separation from service, or financial hardship, of the following: (1) Salary reduction contributions made after December 31, 1988 and; (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988.

> The contract may require that the contract holder certify that you are eligible for the distribution.


[Begin sidebar]

Deductions for Taxes


Amounts withdrawn may be subject to tax penalties and withholding. See "Taxation". To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Company at the number listed in "Contract Overview-- Questions."


[End sidebar]

Systematic Distribution Options
--------------------------------------------------------------------------------

Availability of Systematic Distribution Options. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or to change the terms for future elections.

Systematic Distribution Options currently available under the contract include the following:


> SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account.

> ECO--Estate Conservation Option. Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement.


  Under ECO, the Company calculates the minimum distribution amount required by law at age 701/2 (for certain plans, 701/2 or retirement, if later) and pays you that amount once a year.

> Other Systematic Distribution Options may be available from time to time.
  Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company's Service Center.


Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a Systematic Distribution Option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.


Terminating a Systematic Distribution Option. Once you elect a Systematic Distribution Option, you may revoke it at any time through a written request to our Service Center. Once revoked, an option may not be elected again, nor may any other Systematic Distribution Option be elected, unless the Tax Code permits it.


Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."



[Begin sidebar]


Features of a Systematic Distribution Option

If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.


[End sidebar]

Death Benefit

--------------------------------------------------------------------------------
The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

> Under contracts issued in connection with most types of plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).


> Under contracts issued in connection with voluntary 403(b) plans, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.



During the Accumulation Phase

Payment Process


1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.

2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Service Center, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.


Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

> Lump-sum payment;


> Payment under an available income phase payment option (see "Income
  Phase--Payment Options"); and

> If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (not available under all plans).


The following option is also available, however, the Tax Code limits how long the death benefit proceeds may be left in this option:

> Leaving the account value invested in the contract.


Death Benefit Calculation. The death benefit will be based on your account value. The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

The contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. The guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our Service Center; or
(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account.


[Begin sidebar]

During the Income Phase

This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

[End sidebar]

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

The Income Phase

--------------------------------------------------------------------------------

During the income phase you receive payments from your accumulated account value.


Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:


> Start date;


> Income phase payment option (see the income phase payment options table in this section);

> Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed or variable income phase payments;

> Selection of an assumed net investment rate (only if variable income phase payments are elected); and


> Under some plans, certification from your employer and/or submission of the appropriate forms is also required.


The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.


What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.


Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.


Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. Some contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.


Income Phase Payments from Fixed Plus Account Values. If a nonlifetime income phase payment option is selected, payment of amounts held in the Fixed Plus Account during the accumulation phase may only be made on a fixed basis.


Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 31/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions."


Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options and nonlifetime options.


Charges Deducted

> If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. If you choose variable income phase payments and a nonlifetime income phase option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis of your account value invested in the subaccount. Under some contracts, we may reduce this fee based on certain factors. See "Fees-- Mortality and Expense Risk Charge."

> We may also deduct a daily administrative charge from amounts held in the subaccounts. We are not currently deducting this charge, but reserve the right to do so in the future. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.


Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Service Center.


Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.



Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.


Beneficiary: The person designated to receive the death benefit payable under the contract.


-----------------------------------------------------------------------------------------------------------------------
                                           Lifetime Income Phase Payment Options
-----------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
 Life Income      made should the annuitant die prior to the second payment's due date.
                  Death Benefit--None: All payments end upon the annuitant's death.
-----------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice
 Life Income--    of 5 to 30 years, or as otherwise specified in the contract.
 Guaranteed       Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 Payments         guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                  Continuing Payments:
 Life Income--    (a) When you select this option you choose for 100%, 662/3% or 50% of the payment to continue
 Two Lives        to the surviving annuitant after the first death; or
                  (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                  of the payment to continue to the second annuitant on the annuitant's death.
                  Death Benefit--None: All payments end after the death of both annuitants.
-----------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
 Life Income--    Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
 Two Lives--      first death.
 Guaranteed       Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
 Payments         payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested)
                  equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------------
 Life Income--    Length of Payments: For as long as the annuitant lives.
 Cash Refund      Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-
 Option (fixed    sum payment equal to the amount originally applied to the payment option (less any premium
 payment only)    tax) and less the total amount of fixed income phase payments paid.
-----------------------------------------------------------------------------------------------------------------------
 Life Income--    Length of Payments: For as long as either annuitant lives.
 Two Lives--      Continuing Payment: 100% of the payment to continue after the first death.
 Cash Refund      Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum
 Option (fixed    payment equal to the amount applied to the income phase payment option (less any premium
 payment only)    tax) and less the total amount of fixed income phase payments paid.
-----------------------------------------------------------------------------------------------------------------------



                                Table continued [Right arrow]

Income Phase Payment Options Continued


                                           Nonlifetime Income Phase Payment Options
                  Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. For amounts held in the Fixed Plus Account during the accumulation
 Nonlifetime--    phase, the income phase payment must be on a fixed basis. In certain cases a lump-sum payment may be
 Guaranteed       requested at any time (see below). Death Benefit--Payment to the Beneficiary: If the annuitant dies
 Payments         before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.



 Lump-Sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Service Center.

 Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 31/2% or 5% assumed net investment rate for variable payments.

Taxation
--------------------------------------------------------------------------------

I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.


> We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.


--------------------------------------------------------------------------------
 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.
--------------------------------------------------------------------------------


II. Your Retirement Plan

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.



Plan Types. The contract is designed for use with retirement plans that qualify under Tax Code sections 401(a) or 403(b). The contract provides the investment options, payout options, and other features described in this prospectus, but does not provide tax benefits beyond those provided by the Plan. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a) or 403(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.



The Contract and Retirement Plans. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.


Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.


[Begin sidebar]

In This Section

I. Introduction

II. Your Retirement Plan

III. Withdrawals and other Distributions
     o Taxation of Distributions

     o Taxation of Death Benefits

     o 10% Penalty Tax

     o Withholding for Federal Income Tax Liability


IV.  Minimum Distribution Requirements
     o 50% Excise Tax

V. Rules Specific to Certain Plans

     o 403(b) Plans
     o 401(a) Plans


VI. Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

[End sidebar]

III. Withdrawals and Other Distributions

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.


We report the taxable portion of all distributions to the IRS.


Taxation of Distributions

All distributions from 401(a) and 403(b) plans are taxed as received unless:


> The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or


> You made after-tax contributions to the plan. In this case, depending on the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.


Taxation of Death Benefits

In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.


10% Penalty Tax

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a) or 403(b) plan, unless certain exceptions, including one or more of the following have occurred:


(a) You have attained age 59 1/2;

(b) You have become disabled, as defined in the Tax Code;

(c) You have died;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Tax Code;
(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary, and you have separated from service with the plan sponsor; or

(g) The distribution is made due to an IRS levy upon your account.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.



Withholding for Federal Income Tax Liability

Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.


Non-resident Aliens. If you or a beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

IV. Minimum Distribution Requirements

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:

> Start date for distributions;

> The time period in which all amounts in your account(s) must be distributed;
  and

> Distribution amounts.


Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 701/2 or retire, whichever occurs later, unless:

> You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 701/2; or

> Under 403(b) plans, if the Company maintains records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.


Time Period. We must pay out distributions from the contract over one of the following time periods:

> Over your life or the joint lives of you and your beneficiary; or


> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.



50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.


Minimum Distribution of Death Benefits. Different distribution requirements apply if your death occurs:

> After you begin receiving minimum distributions under the contract; or

> Before you begin receiving such distributions.


If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending upon:


> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary; and

> Whether life expectancy was recalculated.

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the beneficiary by December 31, 2005. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:


> Over the life of the beneficiary; or

> Over a period not extending beyond the life expectancy of the beneficiary.


Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death; or

> December 31 of the calendar year in which you would have attained age 701/2.


V. Rules Specific to Certain Plans



403(b) Plans

Shares of certain of the Funds (DEM Equity Fund) are also offered to sale to the general public. In order to qualify for favorable tax treatment under
Section 403(b), a contract must be considered an "annuity". In Revenue Procedure 99-44, the Internal Revenue Service concluded that it will treat a contract as an "annuity contract" under Section 403(b) notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the employer of the contract holder had instead paid amounts into a qualifying Section 403 (b)(7)(A) custodial account rather than an annuity. You should consult with a tax adviser before electing to invest in the Fund that is offered to sale to the general public. See "Additional Risks of Investing in the Funds."


Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.


Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer cannot exceed the lesser of the following limits set by the Tax Code.


> The first limit, under Tax Code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.


> The second limit, which is the exclusion allowance under Tax Code section
  403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans.

These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.


> An additional limit specifically limits your salary reduction contributions to generally no more than $10,500 annually (subject to indexing). Your own limit may be higher or lower, depending upon certain conditions.


Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

> Salary reduction contributions made after December 31, 1988;

> Earnings on those contributions; and

> Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 591/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.


Transfers from 403(b)(7) Custodial Accounts. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).



Taxation of Gains Prior to Distribution. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.


However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.


401(a) Plans

Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.


Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.


Exclusion From Gross Income. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Tax Code section 415. This limit is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. Your own limits may be higher or lower, depending on certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


VI. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account I is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.


We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.



Other Topics
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The Company


Aetna Insurance Company of America (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.


We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida in 2000. We are an indirect wholly owned subsidiary of Aetna Inc.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

            5100 West Lemon Street
            Suite 213
            Tampa, Florida 33609


Variable Annuity Account I

We established Variable Annuity Account I (the "separate account") in 1994 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.



Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> Standardized average annual total returns; and

> Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."


Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges and administrative expense charges (if any)).



Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.


Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) or 401(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.


The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.


Contract Distribution

Aetna Life Insurance and Annuity Company (ALIAC), an affiliate of the Company, serves as the principal underwriter for the securities sold by this prospectus. ALIAC is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. (NASD).


As principal underwriter, ALIAC will enter into arrangements with one or more registered broker-dealers, including affiliates of the Company, to offer and sell the contracts described in this prospectus. We call these entities "distributors."

All individuals offering and selling the contracts must be registered representatives of a broker-dealer, and must be licensed as insurance agents to sell variable annuity contracts.



Commission Payments. Commissions may be paid to persons who offer and sell the contracts. Pursuant to agreements between ALIAC (as underwriter) and the distributor, commissions will be paid in varying amounts. The maximum percentage amount paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. Renewal commissions may also be paid on payments made after the first year and may include asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

The distributor may be reimbursed for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. No additional deductions or charges are imposed for commissions and related expenses.


Third Party Compensation Arrangements. Occasionally, ALIAC may:


> Pay commissions and fees to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or


> Enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, ALIAC may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse the Company as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.


Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.


In addition, we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.



Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, several life insurance and annuity companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against ALIAC, an affiliate of the Company which serves as principal underwriter for the securities described in this prospectus (the "Shaner Complaint"). The Shaner Complaint seeks unspecified compensatory damages from ALIAC and unnamed affiliates of ALIAC. The Shaner Complaint claims that ALIAC's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) is improper. This litigation is in the preliminary stages. ALIAC intends to defend the action vigorously.

The Company is not currently involved in any other material litigation.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;
(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or
(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.


Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $3,500 and this value is not due to negative investment performance. We will notify you or the contract holder 90 days prior to terminating the account.


Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

Contents of the Statement of Additional
Information
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account I

Offering and Purchase of Contracts

Performance Data

  General

  Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of the Company

Appendix I Fixed Plus Account
--------------------------------------------------------------------------------

The Fixed Plus Account is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.


--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------


General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.



Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.



Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.


Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.


Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Service Center. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.


Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and the Fixed Plus Account in which the account was invested.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.


Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your Fixed Plus Account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

> One-fifth of the Fixed Plus Account value on the day the request is received in good order, reduced by any Fixed Plus Account withdrawals, transfers or amounts used to fund income phase payments made during the prior 12 months;

> One-fourth of the remaining Fixed Plus Account value 12 months later;

> One-third of the remaining Fixed Plus Account value 12 months later;

> One-half of the remaining Fixed Plus Account value 12 months later; and

> The balance of the Fixed Plus Account value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period.


Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:


(a) Due to your death during the accumulation phase; or
(b) Due to the election of an income phase payment option; or

(c) When the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers or elections of income phase payment options have been made from the account within the prior 12 months.

Additionally, we will waive the five-payment full withdrawal provision due to one or more of the following:


1. Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:


> The hardship is certified by the employer;

> The amount is paid directly to you; and

> The amount paid for all withdrawals due to hardship during the previous
  12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2. Due to your separation from service with the employer, provided that all the following apply:

> The withdrawal is due to your separation from service with your employer;

> The employer certifies that you have separated from service;

> The amount withdrawn is paid directly to you; and

> The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

3. If we terminate your account based on our right to do so for accounts below $3,500.

4. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.


Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.


Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Service Center. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less.


Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund lifetime variable payments during the income phase. The contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments. Availability of subaccounts may vary during the income phase.

                                  Appendix II
                   Employee Appointment of Employer as Agent
                           Under an Annuity Contract
            For Plans under Section 403(b) or 401(a) of the Tax Code
                    (except voluntary Section 403(b) plans)
--------------------------------------------------------------------------------

My employer has adopted a plan under Internal Revenue Tax Code Sections 403(b) or 401(a) ("Plan") and has purchased an Aetna Insurance Company of America ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a Participant in the Plan, I understand and agree to the following terms and conditions:

> I own the value of my Employee Account subject to the restrictions of Sections
  403(b) or 401(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b) or 401(a), I have ownership in the value of my Employer Account.

> I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

> My employer may permit me to make investment selections under the Employee
  Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

> In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

                                 Appendix III
                               Fund Descriptions
--------------------------------------------------------------------------------

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

> Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

> Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

> Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

> Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the fund is neither insured nor guaranteed by the U.S. Government.(1)

> Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

> Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

> Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

> Aetna Variable Portfolios, Inc.--Aetna Growth VP seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

> Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

> Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

> Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)

> Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. Aetna International VP will not target any given level of current income.(1)

> Aetna Variable Portfolios, Inc.--Aetna Small Company VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

> Aetna Variable Portfolios, Inc.--Aetna Technology VP seeks long-term capital appreciation.(1)(a)

> Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)

> AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.(2)

> AIM V.I. Growth Fund seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.(2)

> AIM V.I. Growth and Income Fund seeks growth of capital with a secondary objective of current income.(2)

> AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment adviser to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.(2)

> Calvert Social Balanced Portfolio is a nondiversified portfolio that seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria established for the Portfolio.(3)(a)

> DEM[RegTM] Equity Fund seeks to provide aggressive long-term growth through capital appreciation.(4)

> Fidelity Variable Insurance Products Fund Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.(5)

> Fidelity Variable Insurance Products Fund--Growth Portfolio seeks capital appreciation by investing primarily in common stocks of companies the investment adviser believes have above-average growth potential.(5)

> Fidelity Variable Insurance Products Fund--Overseas Portfolio seeks long-term growth of capital by investing in foreign securities, primarily in common stocks.(5)(a)

> Fidelity Variable Insurance Products Fund II--Contrafund[RegTM] Portfolio seeks long term capital appreciation by investing primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public.(5)(b)

> Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion.(6)

> Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.(6)

> Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk securities, and these may be a big part of the portfolio. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.(6)

> Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established issuers.(6)

> Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.(6)

> Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities.(7)

> Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.(7)

> Portfolio Partners, Inc. (PPI)--MFS Capital Opportunities Portfolio (formerly known as PPI MFS Value Equity Portfolio) seeks capital appreciation.(8)(a)

> Portfolio Partners, Inc. (PPI)--MFS Emerging Equities Portfolio seeks long-term growth of capital.(8)(a)

> Portfolio Partners, Inc. (PPI)--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(8)(a)

> Portfolio Partners, Inc. (PPI)--Scudder International Growth Portfolio seeks long-term growth of capital.(8)(b)

> Portfolio Partners, Inc. (PPI)--T. Rowe Price Growth Equity Portfolio seeks long-term capital growth, and secondarily, increasing dividend income.(8)(c)

Investment Adviser:

(1) Investment Adviser: Aeltus Investment Management, Inc.
    (a) Elijah Asset Management, LLC (subadviser)
(2) Investment Adviser: A I M Advisors, Inc.
(3) Investment Adviser: Calvert Asset Management Company, Inc.
    (a) NCM Capital Management, Inc. (subadviser)
(4) Chapman Capital Management, Inc.
(5) Investment Adviser: Fidelity Management & Research Company
    (a) Fidelity Management & Research (U.K.) Inc. (subadviser)
        Fidelity Management & Research Far East Inc. (subadviser)
        Fidelity International Investment Advisors (subadviser)
        Fidelity International Investment Advisors (U.K.) Limited (subadviser) Fidelity Investments Japan Limited (subadviser)
    (b) Fidelity Management & Research (U.K.) Inc. (subadviser)
        Fidelity Management & Research Far East Inc. (subadviser)
        Fidelity Investments Japan Limited (subadviser)
(6) Investment Adviser: Janus Capital Corporation
(7) Investment Adviser: OppenheimerFunds, Inc.
(8) Investment Adviser: Aetna Life Insurance and Annuity Company
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

                         For Master Applications Only
--------------------------------------------------------------------------------

I hereby acknowledge receipt of an Account I prospectus dated May 1, 2000, as well as all current prospectuses for the funds available under the Contracts.

______ Please send an Account I Statement of Additional Information (Form No. SAI.87131-00) dated May 1, 2000.



--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE


--------------------------------------------------------------------------------
                                     DATE


PRO.87131-00

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT I
                                       OF
                       AETNA INSURANCE COMPANY OF AMERICA
--------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 2000


                  Retirement Options for Education Institutions


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "separate account") dated May 1, 2000.


A free prospectus is available upon request from the local Aetna Insurance Company of America office or by writing to or calling:


                            Aetna Financial Services
                                Annuity Services
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1277
                                 1-800-262-3862


Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                                                       Page
General Information and History..................................................................        2
Variable Annuity Account I.......................................................................        2
Offering and Purchase of Contracts...............................................................        3
Performance Data.................................................................................        3
      General....................................................................................        3
      Average Annual Total Return Quotations.....................................................        3
Income Phase Payments............................................................................        6
Sales Material and Advertising...................................................................        7
Independent Auditors.............................................................................        7
Financial Statements of the Separate Account.....................................................       S-1
Financial Statements of Aetna Insurance Company of America.......................................       F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Insurance Company of America (the Company, we, us) issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the laws of the State of Florida on January 5, 2000. We are an indirect wholly-owned subsidiary of Aetna Inc. Our sales office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. We are engaged in the business of issuing life insurance and annuities. Our executive offices are located at 5100 West Lemon Street, Suite 213, Tampa, Florida 33609.


Aetna Life Insurance and Annuity Company (ALIAC), a registered broker-dealer under the Securities Exchange Act of 1934, serves as the principal underwriter for the separate account. ALIAC is also a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%. The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts. The funds currently available under the contracts are as follows:


     Aetna Ascent VP                                           Fidelity Variable Insurance Products Fund (VIP) Equity-Income
     Aetna Balanced VP, Inc.                                     Portfolio
     Aetna Income Shares d/b/a Aetna Bond VP                   Fidelity Variable Insurance Products Fund (VIP) Growth
     Aetna Crossroads VP                                         Portfolio
     Aetna Growth VP                                           Fidelity Variable Insurance Products Fund (VIP) Overseas
     Aetna Variable Fund d/b/a Aetna Growth and Income VP        Portfolio
     Aetna Index Plus Large Cap VP                             Fidelity Variable Insurance Products Fund II (VIP II)
     Aetna Index Plus Mid Cap VP                                 Contrafund[RegTM] Portfolio
     Aetna Index Plus Small Cap VP                             Janus Aspen Aggressive Growth Portfolio
     Aetna International VP                                    Janus Aspen Balanced Portfolio
     Aetna Legacy VP                                           Janus Aspen Flexible Income Portfolio
     Aetna Variable Encore Fund d/b/a Aetna Money Market VP    Janus Aspen Growth Portfolio
     Aetna Small Company VP                                    Janus Aspen Worldwide Growth Portfolio
     Aetna Technology VP                                       Oppenheimer Global Securities Fund/VA
     Aetna Value Opportunity VP                                Oppenheimer Strategic Bond Fund/VA
     AIM V.I. Capital Appreciation Fund                        Portfolio Partners, Inc. (PPI) MFS Capital Opportunity Portfolio
     AIM V.I. Growth Fund                                        (formerly PPI MFS Value Equity Portfolio)
     AIM V.I. Growth and Income Fund                           Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
     AIM V.I. Value Fund                                       Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
     Calvert Social Balanced Portfolio                         Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio
     DEM[RegTM] Equity Fund (Institutional Shares)*            Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio

*This fund is available to the general public.


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS


The Company is the depositor and ALIAC is the principal underwriter for the securities sold under the prospectus. ALIAC offers the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of ALIAC or of other registered broker-dealers who have sales agreements with ALIAC. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Contract Purchase and Participation" and "Your Account Value."


                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized total return"), as well as "non-standardized total returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contracts during each period. These charges will be deducted on a pro rata basis in the case of fractional periods.

The non-standardized figures will be calculated in a similar manner, except that they may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables below show the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1999 for the subaccounts under the contract. Both sets of returns below reflect a mortality and expense risk charge of 1.00% annually.


For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                                        -----------------------------------------------------------------------
                                                                                                                   Date
                                                                                                               Contributions
                                                                                STANDARDIZED                  First Received
                                                                                                                 Under the
                                                                                                             Separate Account
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Since
                             SUBACCOUNT                    1 Year       5 Year       10 Year     Inception*
-------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                            13.22%                                  14.56%            07/31/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                    12.48%                                  15.93%            02/29/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP                                              (1.73%)                                  3.64%            01/31/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                         9.12%                                  12.16%            07/31/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                            33.63%                                  34.90%            05/30/1997
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP                                 16.26%                                  19.69%            01/31/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                              23.07%                                  28.72%            10/31/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                     49.83%                                  24.81%            05/05/1998
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                             6.03%                                   9.28%            05/31/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)                                    4.04%                                   4.28%            02/29/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                     29.55%                                  18.95%            05/30/1997
-------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                 18.39%                                  23.74%            05/30/1997
-------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                          11.11%                                  13.25%            11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                        5.28%                                  13.18%            01/31/1996
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              36.07%                                  27.27%            01/31/1996
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                            41.21%                                  18.40%            03/29/1996
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio                23.02%                                  23.99%            03/29/1996
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                   123.17%                                  36.72%            03/29/1996
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                             25.50%                                  23.90%            03/29/1996
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                       0.60%                                   7.59%            04/30/1996
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                               42.56%                                  27.94%            03/29/1996
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                     62.82%                                  33.70%            01/31/1996
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      56.91%                                  28.72%            05/30/1997
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                          1.81%                                   3.57%            05/30/1997
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                    47.32%                                  35.11%            11/28/1997
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                        49.38%                                  35.75%            11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS
Emerging Equities(2)                                       49.38%                                  21.35%            01/31/1996
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                          22.81%                                  20.12%            11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/
PPI MFS Research Growth(2)                                 22.81%                                   8.66%            03/30/1996
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                 56.84%                                  35.01%            11/28/1997
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                  21.11%                                  23.77%            11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price
Growth Equity(2)                                           21.11%                                  21.06%            01/31/1996
-------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.80%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.
(2) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.


                                                        -----------------------------------------------------------------------
                                                                                                                       Fund
                                                                                NON-STANDARDIZED                     Inception
                                                                                                                       Date
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Since
             SUBACCOUNT                    1 Year       3 Years       5 Years      10 Years       Inception**
-------------------------------------------------------------------------------------------------------------------------------


Aetna Ascent VP                            13.22%       11.54%                                    14.91%            07/05/1995
-------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                 12.48%       16.45%        17.80%       12.15%
-------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                           (1.73%)       4.10%         6.26%        6.65%
-------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                         9.12%       10.03%                                    12.61%            07/05/1995
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                            33.63%       33.86%                                    33.90%            12/13/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)              16.26%       19.22%        22.29%       14.38%
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP              23.07%       28.58%                                    29.22%            09/16/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                14.66%                                                 20.35%            12/16/1997
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP               9.69%                                                  5.59%            12/19/1997
-------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                     49.83%                                                 34.10%            12/22/1997
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                             6.03%        8.37%                                    10.26%            07/05/1995
-------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                 4.04%        4.29%         4.44%        4.28%
-------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                     29.55%       19.97%                                    20.37%            12/27/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                 18.39%       25.56%                                    25.96%            12/13/1996
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund         43.18%       23.88%        24.35%                      21.13%            05/05/1993
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                       33.90%       30.73%        28.37%                      21.72%            05/05/1993
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund            32.92%       27.90%        26.92%                      23.27%            05/02/1994
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                        28.61%       27.35%        25.98%                      21.86%            05/05/1993
-------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)       11.11%       15.00%        16.85%       10.95%
-------------------------------------------------------------------------------------------------------------------------------
DEM[RegTM] Equity Fund                    110.44%                                                 55.12%            04/08/1998
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)     5.28%       13.85%        17.43%       13.36%
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)           36.07%       31.95%        28.45%       18.75%
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)         41.21%       20.30%        16.21%       10.32%
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM]
Portfolio                                  23.02%       24.85%                                    26.49%            01/03/1995
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio   123.17%       49.02%        34.88%                      33.09%            09/13/1993
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio             25.50%       26.35%        23.45%                      19.43%            09/13/1993
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio       0.60%        6.34%         9.78%                       7.43%            09/13/1993
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio               42.56%       32.51%        28.60%                      23.05%            09/13/1993
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio     62.82%       35.97%        32.28%                      28.43%            09/13/1993
-------------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA      56.91%       29.04%        20.46%                      15.63%            11/12/1990
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA          1.81%        3.73%         7.18%                       5.13%            05/03/1993
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio    47.32%                                                 35.02%            11/28/1997
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio        49.38%                                                 35.75%            11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS
Emerging Equities(3)                       49.38%       27.53%        25.04%     18.78%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio          22.81%                                                 20.12%            11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital
Appreciation/PPI MFS
Research Growth(3)                         22.81%       12.84%        12.06%        9.74%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio 56.84%                                                 35.15%            11/28/1997
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio  21.11%                                                 23.70%            11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe
Price Growth Equity(3)                     21.11%       24.78%        24.11%       19.05%
-------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**  Reflects performance from the fund's inception date.
(1) These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.80%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.
(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, the variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
--------
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit for the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.


If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second payment is due. The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or
20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the assets classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT I

                                      Index

                                                                        Page
Statement of Assets and Liabilities.....................................S-2

Statement of Operations.................................................S-7

Statements of Changes in Net Assets.....................................S-7

Condensed Financial Information.........................................S-8

Notes to Financial Statements...........................................S-12

Independent Auditors' Report............................................S-24

Variable Annuity Account I

Statement of Assets and Liabilities - December 31, 1999


ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                 Net
                                                                Shares           Cost           Assets
                                                                ------           ----           ------
 Aetna Ascent VP:                                                98,549     $ 1,441,978      $ 1,470,348
 Aetna Balanced VP, Inc.:                                       557,539       8,767,974        8,680,876
 Aetna Bond VP:                                                 739,056       9,634,497        8,994,313
 Aetna Crossroads VP:                                            56,645         755,380          779,995
 Aetna Growth and Income VP:                                  1,020,890      33,613,864       31,331,110
 Aetna Growth VP:                                               292,478       4,120,278        5,065,711
 Aetna Index Plus Large Cap VP:                                 743,541      13,901,112       15,517,692
 Aetna International VP:                                         13,977         185,060          222,514
 Aetna Legacy VP:                                               147,021       1,844,896        1,836,294
 Aetna Money Market VP:                                       2,727,313      36,358,603       36,587,176
 Aetna Real Estate Securities VP:                                 8,462          73,578           65,413
 Aetna Small Company VP:                                        206,047       2,722,620        3,403,889
 Aetna Value Opportunity VP:                                    237,023       3,577,573        3,891,915
 Alger American Funds:
  Balanced Portfolio:                                           107,852       1,131,021        1,679,252
  Income and Growth Portfolio:                                  277,446       3,026,333        4,877,501
  Leveraged AllCap Portfolio:                                    98,150       2,334,799        5,689,755
 American Century VP Funds:
  Balanced Fund:                                                 56,639         431,564          441,215
  International Fund:                                           201,394       1,363,555        2,517,425
 Calvert Social Balanced Portfolio:                             141,949         299,835          307,888
 Federated Insurance Series:
  American Leaders Fund II:                                   7,049,841     118,900,852      146,777,686
  Equity Income Fund II:                                      1,972,702      25,202,208       32,115,589
  Growth Strategies Fund II:                                  1,943,752      29,249,157       60,023,050
  High Income Bond Fund II:                                   2,647,360      27,752,392       27,108,963
  International Equity Fund II:                               1,718,847      20,983,632       47,508,933
  Prime Money Fund II:                                        5,198,805       5,198,805        5,198,805
  U.S. Government Securities Fund II:                           557,235       5,903,292        5,884,407
  Utility Fund II:                                            1,718,542      21,150,847       24,661,073
 Fidelity Investments Variable Insurance Product Fund:
  Equity-Income Portfolio:                                    2,000,000      50,284,313       51,420,003
  Growth Portfolio:                                             952,726      36,779,260       52,333,245
  High Income Portfolio:                                      1,495,284      17,961,357       16,911,658
  Overseas Portfolio:                                           196,306       4,027,977        5,386,624
 Fidelity Investments Variable Insurance Product Fund II:
  Asset Manager Portfolio:                                      436,199       7,454,280        8,143,844
  Contrafund Portfolio:                                       1,672,869      34,735,648       48,764,135
  Index 500 Portfolio:                                          339,239      47,264,972       56,791,976
  Investment Grade Bond Portfolio:                               80,835         979,182          982,952
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                  653,778      25,668,610       39,024,034
  Balanced Portfolio:                                           952,218      19,892,640       26,585,922
  Flexible Income Portfolio:                                    419,102       5,053,689        4,786,150
  Growth Portfolio:                                           1,112,231      30,223,126       37,426,575
  Worldwide Growth Portfolio:                                 2,327,732      64,584,136      111,149,183
 Lexington Emerging Markets Fund:                                69,270         648,653          887,346
 Lexington Natural Resources Trust Fund:                         55,518         829,326          694,528

Variable Annuity Account I

                                                                                            Net
                                                     Shares            Cost               Assets
                                                     ------            ----               ------
 MFS Funds:
  Global Government Series:                           38,832      $    405,353             $ 389,484
  Total Return Series:                               870,282        15,042,240            15,447,502
 Oppenheimer Funds:
  Aggressive Growth Fund/VA:                          94,224         6,090,644             7,755,576
  Global Securities Fund/VA:                          87,285         1,888,593             2,916,182
  Main Street Growth & Income Fund/VA:               548,378        11,343,088            13,506,554
  Strategic Bond Fund/VA:                            855,465         4,315,619             4,251,662
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:               621,330        37,561,315            51,464,749
  PPI MFS Research Growth Portfolio:               1,516,002        16,180,033            22,406,513
  PPI MFS Value Equity Portfolio:                    209,146         8,139,912            11,454,930
  PPI Scudder International Growth Portfolio:         87,523         2,037,148             2,230,964
  PPI T. Rowe Price Growth Equity Portfolio:         495,296        22,259,382            32,689,557
                                                                  ------------        ---------------
NET ASSETS                                                        $851,576,201        $1,108,440,636
                                                                  ============        ===============

Variable Annuity Account I

Net assets represented by:
Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 6)

Aetna Ascent VP:
  Annuity contracts in accumulation ..............................................   $ 1,470,348
Aetna Balanced VP, Inc.:
  Annuity contracts in accumulation ..............................................     8,680,876
Aetna Bond VP:
  Annuity contracts in accumulation ..............................................     8,994,313
Aetna Crossroads VP:
  Annuity contracts in accumulation ..............................................       779,995
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..............................................    31,151,698
  Annuity contracts in payment period ............................................       179,412
Aetna Growth VP:
  Annuity contracts in accumulation ..............................................     5,009,118
  Annuity contracts in payment period ............................................        56,593
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..............................................    15,517,692
Aetna International VP:
  Annuity contracts in accumulation ..............................................       222,514
Aetna Legacy VP:
  Annuity contracts in accumulation ..............................................     1,694,193
  Annuity contracts in payment period ............................................       142,101
Aetna Money Market VP:
  Annuity contracts in accumulation ..............................................    36,587,176
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ..............................................        65,413
Aetna Small Company VP:
  Annuity contracts in accumulation ..............................................     3,403,889
Aetna Value Opportunity VP:
  Annuity contracts in accumulation ..............................................     3,891,915
Alger American Funds:
 Balanced Portfolio:
  Annuity contracts in accumulation ..............................................     1,679,252
 Income and Growth Portfolio:
  Annuity contracts in accumulation ..............................................     4,877,501
 Leveraged AllCap Portfolio:
  Annuity contracts in accumulation ..............................................     5,689,755
American Century VP Funds:
 Balanced Fund:
  Annuity contracts in accumulation ..............................................       441,215
 International Fund:
  Annuity contracts in accumulation ..............................................     2,517,425
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ..............................................       307,888
Federated Insurance Series:
 American Leaders Fund II:
  Annuity contracts in accumulation ..............................................   146,474,824
  Annuity contracts in payment period ............................................       302,862
 Equity Income Fund II:
  Annuity contracts in accumulation ..............................................    32,004,404
  Annuity contracts in payment period ............................................       111,185

Variable Annuity Account I

 Growth Strategies Fund II:
  Annuity contracts in accumulation ....................    $ 60,023,050
 High Income Bond Fund II:
  Annuity contracts in accumulation ....................      27,090,172
  Annuity contracts in payment period ..................          18,791
 International Equity Fund II:
  Annuity contracts in accumulation ....................      47,471,626
  Annuity contracts in payment period ..................          37,307
 Prime Money Fund II:
  Annuity contracts in accumulation ....................       5,198,805
 U.S. Government Securities Fund II:
  Annuity contracts in accumulation ....................       5,884,407
 Utility Fund II:
  Annuity contracts in accumulation ....................      24,581,727
  Annuity contracts in payment period ..................          79,346
Fidelity Investments Variable Insurance Product Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ....................      51,420,003
 Growth Portfolio:
  Annuity contracts in accumulation ....................      52,333,245
 High Income Portfolio:
  Annuity contracts in accumulation ....................      16,911,658
 Overseas Portfolio:
  Annuity contracts in accumulation ....................       5,386,624
Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ....................       8,143,844
 Contrafund Portfolio:
  Annuity contracts in accumulation ....................      48,764,135
 Index 500 Portfolio:
  Annuity contracts in accumulation ....................      56,791,976
 Investment Grade Bond Portfolio:
  Annuity contracts in accumulation ....................         982,952
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ....................      39,024,034
 Balanced Portfolio:
  Annuity contracts in accumulation ....................      26,585,922
 Flexible Income Portfolio:
  Annuity contracts in accumulation ....................       4,786,150
 Growth Portfolio:
  Annuity contracts in accumulation ....................      37,367,199
  Annuity contracts in payment period ..................          59,376
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ....................     111,093,250
  Annuity contracts in payment period ..................          55,933
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation ....................         887,346
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ....................         694,528
MFS Funds:
 Global Government Series:
  Annuity contracts in accumulation ....................         389,484

Variable Annuity Account I

 Total Return Series:
  Annuity contracts in accumulation ...........    $   15,447,502
Oppenheimer Funds:
 Aggressive Growth Fund/VA:
  Annuity contracts in accumulation ...........         7,755,576
 Global Securities Fund/VA:
  Annuity contracts in accumulation ...........         2,916,182
 Main Street Growth & Income Fund/VA:
  Annuity contracts in accumulation ...........        13,506,554
 Strategic Bond Fund/VA:
  Annuity contracts in accumulation ...........         4,251,662
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ...........        51,452,372
  Annuity contracts in payment period .........            12,377
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ...........        22,406,513
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ...........        11,377,949
  Annuity contracts in payment period .........            76,981
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ...........         2,190,372
  Annuity contracts in payment period .........            40,592
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ...........        32,676,922
  Annuity contracts in payment period .........            12,635
                                                   --------------
                                                   $1,108,440,636
                                                   ==============


See Notes to Financial Statements

Variable Annuity Account I

STATEMENT OF OPERATIONS


                                                                     Year Ended
                                                                 December 31, 1999
                                                                 ------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ...................................................     $  48,743,207
Expenses: (Notes 2 and 5)
 Valuation period deductions .................................       (13,474,655)
                                                                   -------------
Net investment income ........................................     $  35,268,552
                                                                   -------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales .........................................     $ 725,147,683
 Cost of investments sold ....................................       655,820,063
                                                                   -------------
  Net realized gain on investments ...........................        69,327,620
                                                                   -------------
Net unrealized gain on investments: (Note 5)
 Beginning of year ...........................................       129,005,870
 End of year .................................................       256,846,161
                                                                   -------------
  Net change in unrealized gain on investments ...............       127,840,291
                                                                   -------------
Net realized and unrealized gain on investments ..............       197,167,911
                                                                   -------------
Net increase in net assets resulting from operations .........     $ 232,436,463
                                                                   =============

See Notes to Financial Statements

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   Year Ended December 31,
                                                                                   1999                1998
                                                                                   ----                ----
FROM OPERATIONS:
Net investment income ...................................................     $   35,268,552      $  26,010,214
Net realized gain on investments ........................................         69,327,620         25,517,782
Net change in unrealized gain on investments ............................        127,840,291         66,477,702
                                                                              --------------      -------------
Net increase in net assets resulting from operations ....................        232,436,463        118,005,698
                                                                              --------------      -------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .............................         20,077,461        168,355,044
Transfer from the Company for mortality guarantee adjustments ...........            (11,560)                 0
Transfers from the Company's fixed account options ......................         25,886,558         75,081,637
Redemptions by contract holders .........................................        (61,593,899)       (31,854,396)
Annuity Payments ........................................................           (206,606)           (83,247)
Other ...................................................................            347,722          1,337,373
                                                                              --------------      -------------
 Net (decrease) increase in net assets from unit transactions (Note 6) ..        (15,500,324)       212,836,411
                                                                              --------------      -------------
Change in net assets ....................................................        216,936,139        330,842,109
NET ASSETS:
Beginning of year .......................................................        891,504,497        560,662,388
                                                                              --------------      -------------
End of year .............................................................     $1,108,440,636      $ 891,504,497
                                                                              ==============      =============


See Notes to Financial Statements

Variable Annuity Account I

Condensed Financial Information - Year Ended December 31, 1999


--------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit             Increase (Decrease)             Units
                                        --------------------------        in Value of              Outstanding        Reserves
                                         Beginning       End of           Accumulation                at End           at End
                                          of Year         Year                Unit                   of Year          of Year
                                        -----------   ------------   ---------------------       ---------------   -------------
Aetna Ascent VP:
AICA I                                   $  15.409     $  17.374             12.75%                    74,094.2     $ 1,287,288
AICA II                                     10.059        11.359             12.92%                    16,115.9         183,060
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
AICA I                                      16.405        18.376             12.01%                   387,565.2       7,121,786
AICA II                                     11.312        12.690             12.18%                   122,859.8       1,559,090
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
AICA I                                      11.943        11.689             (2.13%)                  516,265.9       6,034,654
AICA II                                     10.606        10.396             (1.98%)                  284,699.5       2,959,659
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
AICA I                                      14.676        15.949              8.67%                    42,322.1         674,993
AICA II                                     10.270        11.177              8.83%                     9,394.2         105,002
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
AICA I                                      18.461        21.374             15.78%                 1,172,636.9      25,064,085
AICA II                                     11.063        12.827             15.95%                   474,578.0       6,087,613
Annuity contracts in payment period                                                                                     179,412
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
AICA I                                      17.862        23.771             33.08%                   156,242.2       3,714,086
AICA II                                     12.977        17.296             33.28%                    74,875.1       1,295,032
Annuity contracts in payment period                                                                                      56,593
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
AICA I                                      18.704        22.923             22.56%                   536,794.9      12,304,926
AICA II                                     12.535        15.387             22.75%                   208,799.8       3,212,766
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
AICA I                                       9.754        14.554             49.21%                    12,771.0         185,874
AICA II                                      9.764        14.592             49.45%                     2,511.0          36,640
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
AICA I                                      13.825        14.599              5.60%                    94,121.1       1,374,066
AICA II                                     10.380        10.978              5.76%                    29,161.9         320,127
Annuity contracts in payment period                                                                                     142,101
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
AICA I                                      11.335        11.744              3.61%                 2,775,865.5      32,598,385
AICA II                                     10.371        10.762              3.77%                   370,653.2       3,988,791
--------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
AICA I                                       8.863         8.370             (5.56%)                    4,887.5          40,910
AICA II                                      8.872         8.392             (5.41%)                    2,919.9          24,503
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
AICA I                                      13.595        17.540             29.02%                   136,570.6       2,395,454
AICA II                                      9.724        12.565             29.22%                    80,257.6       1,008,435
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
AICA I                                      15.985        18.847             17.90%                   150,268.2       2,832,166
AICA II                                     11.644        13.750             18.09%                    77,072.9       1,059,749
--------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:
AICA I                                      16.412        20.910             27.41%                    80,308.9       1,679,252
--------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:
AICA I                                      19.880        27.923             40.46%                   174,676.8       4,877,501
--------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
AICA I                                      20.547        36.075             75.57%                   157,721.1       5,689,755
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I
Condensed Financial Information - Year Ended December 31, 1999 (continued):


-------------------------------------------------------------------------------
                                                                Value
                                                               Per Unit
                                                               --------
                                                        Beginning     End of
                                                         of Year       Year
-------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
AICA I                                                  $  14.709   $  15.962
-------------------------------------------------------------------------------
 International Fund:
AICA I                                                     15.853      25.642
-------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
AICA I                                                     11.437      12.656
AICA II                                                    11.208      12.421
-------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
AICA I                                                     20.639      21.708
Annuity contracts in payment period
-------------------------------------------------------------------------------
 Equity Income Fund II:
AICA I                                                     14.022      16.369
Annuity contracts in payment period
-------------------------------------------------------------------------------
 Growth Strategies Fund II:
AICA I                                                     18.269      31.060
-------------------------------------------------------------------------------
 High Income Bond Fund II:
AICA I                                                     13.547      13.666
Annuity contracts in payment period
-------------------------------------------------------------------------------
 International Equity Fund II:
AICA I                                                     14.682      26.765
Annuity contracts in payment period
-------------------------------------------------------------------------------
 Prime Money Fund II:
AICA I                                                     11.253      11.610
-------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
AICA I                                                     12.284      12.040
-------------------------------------------------------------------------------
 Utility Fund II:
AICA I                                                     17.341      17.388
Annuity contracts in payment period
-------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund:
 Equity-Income Portfolio:
AICA I                                                     16.482      17.279
AICA II                                                    10.806      11.346
-------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                                     18.320      24.826
AICA II                                                    13.253      17.986
-------------------------------------------------------------------------------
 High Income Portfolio:
AICA I                                                     12.488      13.317
AICA II                                                     9.222       9.849
-------------------------------------------------------------------------------
 Overseas Portfolio:
AICA I                                                     13.997      19.684
AICA II                                                    10.487      14.771
-------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
AICA I                                                     15.754      17.257
AICA II                                                    11.165      12.248
-------------------------------------------------------------------------------
 Contrafund Portfolio:
AICA I                                                     18.970      23.242
AICA II                                                    12.537      15.383
-------------------------------------------------------------------------------


                                                        Increase (Decrease)           Units
                                                            in Value of            Outstanding       Reserves
                                                            Accumulation              at End          at End
                                                                Unit                 of Year         of Year
---------------------------------------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
AICA I                                                          8.52%                  27,642.4   $     441,215
---------------------------------------------------------------------------------------------------------------
 International Fund:
AICA I                                                         61.75%                  98,174.8       2,517,425
---------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
AICA I                                                         10.66%                  12,297.6         155,641
AICA II                                                        10.82%                  12,257.1         152,247
---------------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
AICA I                                                          5.18%               6,747,543.1     146,474,824
Annuity contracts in payment period                                                                     302,862
---------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
AICA I                                                         16.74%               1,955,219.8      32,004,404
Annuity contracts in payment period                                                                     111,185
---------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
AICA I                                                         70.01%               1,932,504.3      60,023,050
---------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
AICA I                                                          0.88%               1,982,372.3      27,090,172
Annuity contracts in payment period                                                                      18,791
---------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
AICA I                                                         82.30%               1,773,642.3      47,471,626
Annuity contracts in payment period                                                                      37,307
---------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
AICA I                                                          3.17%                 447,801.6       5,198,805
---------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
AICA I                                                         (1.99%)                488,753.9       5,884,407
---------------------------------------------------------------------------------------------------------------
 Utility Fund II:
AICA I                                                          0.27%               1,413,708.9      24,581,727
Annuity contracts in payment period                                                                      79,346
---------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund:
 Equity-Income Portfolio:
AICA I                                                          4.84%               2,597,042.4      44,875,527
AICA II                                                         5.00%                 576,813.0       6,544,476
---------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                                         35.51%               1,858,231.6      46,132,878
AICA II                                                        35.71%                 344,724.1       6,200,367
---------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
AICA I                                                          6.64%               1,086,377.4      14,467,135
AICA II                                                         6.80%                 248,198.1       2,444,523
---------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
AICA I                                                         40.63%                 230,681.4       4,540,849
AICA II                                                        40.85%                  57,260.2         845,775
---------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
AICA I                                                          9.54%                 388,585.3       6,705,729
AICA II                                                         9.70%                 117,415.2       1,438,115
---------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
AICA I                                                         22.52%               1,826,355.7      42,447,250
AICA II                                                        22.70%                 410,630.3       6,316,885
---------------------------------------------------------------------------------------------------------------

Variable Annuity Account I
Condensed Financial Information - Year Ended December 31, 1999 (continued):


---------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit          Increase (Decrease)            Units
                                         ------------------------      in Value of             Outstanding      Reserves
                                          Beginning     End of         Accumulation              at End          at End
                                           of Year       Year              Unit                  of Year         of Year
---------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
AICA I                                    $  21.063   $  25.027            18.82%               1,838,818.7   $ 46,020,760
AICA II                                      12.259      14.589            19.01%                 738,297.6     10,771,216
---------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
AICA I                                       12.066      11.772           ( 2.44%)                 83,500.0        982,952
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
AICA I                                       16.729      37.181           122.25%                 950,030.0     35,323,066
AICA II                                      13.003      28.943           122.59%                 127,870.3      3,700,968
---------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
AICA I                                       19.189      23.983            24.98%                 893,140.4     21,419,977
AICA II                                      12.689      15.883            25.17%                 325,243.4      5,165,945
---------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
AICA I                                       13.202      13.226             0.18%                 254,250.2      3,362,650
AICA II                                      10.599      10.634             0.33%                 133,859.8      1,423,500
---------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                       19.704      27.974            41.97%               1,130,099.4     31,613,802
AICA II                                      12.784      18.177            42.19%                 316,527.3      5,753,397
Annuity contracts in payment period                                                                                 59,376
---------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
AICA I                                       20.506      33.250            62.15%               3,017,261.9    100,324,119
AICA II                                      11.960      19.422            62.39%                 554,474.5     10,769,131
Annuity contracts in payment period                                                                                 55,933
---------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
AICA I                                        6.399      14.331           123.96%                  61,916.4        887,346
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
AICA I                                       11.047      12.428            12.50%                  55,886.3        694,528
---------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Global Government Series:
AICA I                                       10.860      10.440           ( 3.87%)                 36,449.7        380,530
AICA II                                      10.514      10.123           ( 3.72%)                    884.5          8,954
---------------------------------------------------------------------------------------------------------------------------
 Total Return Series:
AICA I                                       14.432      14.669             1.64%                 833,536.8     12,227,208
AICA II                                      10.942      11.139             1.80%                 289,103.2      3,220,294
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA:
AICA I                                       13.520      24.477            81.04%                 224,632.4      5,498,223
AICA II                                      10.886      19.738            81.32%                 114,364.2      2,257,353
---------------------------------------------------------------------------------------------------------------------------
 Global Securities Fund/VA:
AICA I                                       12.982      20.287            56.27%                 115,001.5      2,333,056
AICA II                                      10.949      17.136            56.51%                  34,029.7        583,126
---------------------------------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA:
AICA I                                       13.199      15.839            20.00%                 650,435.0     10,302,541
AICA II                                      10.111      12.153            20.20%                 263,646.0      3,204,013
---------------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA:
AICA I                                       10.921      11.072             1.38%                 285,712.3      3,163,507
AICA II                                      10.037      10.191             1.53%                 106,774.1      1,088,155
---------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
AICA I                                       13.494      20.074            48.76%               2,336,393.4     46,901,720
AICA II                                      11.797      17.577            49.00%                 258,891.9      4,550,652
Annuity contracts in payment period                                                                                 12,377
---------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

----------------------------------------------------------------------
                                                       Value
                                                      Per Unit
                                                      --------
                                               Beginning     End of
                                                of Year       Year
----------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
AICA I                                         $  10.656   $  13.032
AICA II                                           11.634      14.250
----------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
AICA I                                            12.686      18.612
AICA II                                           12.005      17.640
Annuity contracts in payment period
----------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
AICA I                                            11.640      18.181
AICA II                                           10.995      17.201
Annuity contracts in payment period
----------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
AICA I                                            17.406      20.993
AICA II                                           12.103      14.620
Annuity contracts in payment period
----------------------------------------------------------------------
Total
======================================================================


                                               Increase (Decrease)            Units
                                                   in Value of             Outstanding        Reserves
                                                   Accumulation              at End            at End
                                                       Unit                  of Year          of Year
--------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
AICA I                                        22.30%                        1,550,655.9   $   20,207,838
AICA II                                       22.49%                          154,289.8        2,198,675
--------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
AICA I                                        46.71%                          473,281.8        8,808,785
AICA II                                       46.94%                          145,648.0        2,569,164
Annuity contracts in payment period                                                               76,981
--------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
AICA I                                        56.19%                           87,649.8        1,593,541
AICA II                                       56.44%                           34,698.3          596,831
Annuity contracts in payment period                                                               40,592
--------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
AICA I                                        20.61%                        1,472,257.8       30,907,801
AICA II                                       20.80%                          121,007.6        1,769,121
Annuity contracts in payment period                                                               12,635
--------------------------------------------------------------------------------------------------------
Total                                                                                     $1,108,440,636
========================================================================================================


  AICA I     Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement
             Annuity contracts issued since June 28, 1995.
  AICA II    Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement
             Annuity contracts issued since May 1, 1998.

Variable Annuity Account I

Notes to Financial Statements - December 31, 1999

1.  Summary of Significant Accounting Policies

   Variable Annuity Account I (the "Account") is a separate account established by Aetna Insurance Company of America (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. The Account commenced operations on June, 1995.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1999:

   Aetna Ascent VP
   Aetna Balanced VP, Inc.
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna Growth and Income VP
   Aetna Growth VP
   Aetna Index Plus Large Cap VP
   Aetna International VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Real Estate Securities VP
   Aetna Small Company VP
   Aetna Value Opportunity VP
   Alger American Funds:
   o Balanced Portfolio
   o Income and Growth Portfolio
   o Leveraged AllCap Portfolio
   American Century VP Funds:
   o Balanced Fund
   o International Fund
   Calvert Social Balanced Portfolio
   Federated Insurance Series:
   o American Leaders Fund II
   o Equity Income Fund II
   o Growth Strategies Fund II
   o High Income Bond Fund II
   o International Equity Fund II
   o Prime Money Fund II
   o U.S. Government Securities Fund II
   o Utility Fund II


   Fidelity Investments Variable Insurance Products Fund:
   o Equity-Income Portfolio
   o Growth Portfolio
   o High Income Portfolio
   o Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   o Asset Manager Portfolio
   o Contrafund Portfolio
   o Index 500 Portfolio
   o Investment Grade Bond Portfolio
   Janus Aspen Series:
   o Aggressive Growth Portfolio
   o Balanced Portfolio
   o Flexible Income Portfolio
   o Growth Portfolio
   o Worldwide Growth Portfolio
   Lexington Emerging Markets Fund
   Lexington Natural Resources Trust Fund
   MFS Funds:
   o Global Government Series
   o Total Return Series
   Oppenheimer Funds:
   o Aggressive Growth Fund/VA
   o Global Securities Fund/VA
   o Main Street Growth & Income Fund/VA
   o Strategic Bond Fund/VA
   Portfolio Partners, Inc. (PPI):
   o PPI MFS Emerging Equities Portfolio
   o PPI MFS Research Growth Portfolio
   o PPI MFS Value Equity Portfolio
   o PPI Scudder International Growth Portfolio
   o PPI T. Rowe Price Growth Equity Portfolio

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.


   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

Variable Annuity Account I
Notes to Financial Statements - December 31, 1999 (continued):

   d. Annuity Reserves
   Annuity reserves held in the Account are computed for currently payable contracts according to the 83a and 83GAM tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statement of Operations.


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1999 aggregated $744,897,637 and $725,147,683.

Variable Annuity Account I

5. Supplemental Information to Statement of Operations


----------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                    Valuation      Proceeds        Cost of
                                                     Period          from        Investments
                                      Dividends    Deductions       Sales            Sold
----------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation        $98,284     ($19,735)       $288,231        $299,859
----------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation      1,102,491     (112,293)      1,339,384       1,334,254
----------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation        565,203     (124,557)      4,914,083       5,033,164
----------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation         46,967      (11,032)        151,762         147,343
----------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation      5,394,486     (397,991)     71,789,245      72,446,745
----------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation        240,808      (73,267)      5,576,554       4,492,326
----------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation        687,527     (212,657)     13,983,564      11,767,428
----------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation         21,556       (2,872)        214,026         179,764
----------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation        103,555      (23,286)        388,909         368,608
----------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation      1,245,921     (452,053)    210,012,432     209,644,140
----------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation          3,335       (1,811)        691,011         670,678
----------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation         41,212      (44,330)      3,822,179       3,235,119
----------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation        182,092      (58,833)      5,626,230       4,830,502
----------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Annuity contracts in accumulation        104,509      (21,150)        117,830          76,479
----------------------------------------------------------------------------------------------
Income and Growth Portfolio:
Annuity contracts in accumulation        230,961      (57,179)        741,176         525,475
----------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Annuity contracts in accumulation        276,111      (60,243)        617,519         281,778
----------------------------------------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Annuity contracts in accumulation         65,109       (6,375)        163,077         155,590
----------------------------------------------------------------------------------------------
International Fund:
Annuity contracts in accumulation              0      (26,431)        358,184         261,500
----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation         29,419       (3,758)         22,965          22,532
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                 Net Unrealized                Net                Net
                                           Net                 Gain (Loss)               Change in     Increase (Decrease)
                                        Realized               -----------              Unrealized        in Net Assets
                                       Gain (Loss)      Beginning          End          Gain (Loss)      Resulting from
                                     on Investments      of Year         of Year      on Investments       Operations
--------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation        ($11,628)         ($75,022)        $28,369       $103,391           $170,312
--------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation           5,130           (36,287)        (87,098)       (50,811)           944,517
--------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation        (119,081)         (118,794)       (640,184)      (521,390)          (199,825)
--------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation           4,419              (178)         24,615         24,793             65,147
--------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation        (657,500)       (2,149,960)     (2,282,754)      (132,794)         4,206,201
--------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation       1,084,228           784,306         945,433        161,127          1,412,896
--------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation       2,216,136         1,257,214       1,616,580        359,366          3,050,372
--------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation          34,262             2,750          37,455         34,705             87,651
--------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation          20,301            (6,294)         (8,602)        (2,308)            98,262
--------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation         368,292           215,976         228,573         12,597          1,174,757
--------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation          20,333            (4,325)         (8,166)        (3,841)            18,016
--------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation         587,060           487,449         681,270        193,821            777,763
--------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation         795,728           623,324         314,342       (308,982)           610,005
--------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Annuity contracts in accumulation          41,351           303,599         548,231        244,632            369,342
--------------------------------------------------------------------------------------------------------------------------
Income and Growth Portfolio:
Annuity contracts in accumulation         215,701           776,309       1,851,167      1,074,858          1,464,341
--------------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Annuity contracts in accumulation         335,741         1,364,191       3,354,956      1,990,765          2,542,374
--------------------------------------------------------------------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Annuity contracts in accumulation           7,487            41,409           9,649        (31,760)            34,461
--------------------------------------------------------------------------------------------------------------------------
International Fund:
Annuity contracts in accumulation          96,684           228,000       1,153,870        925,870            996,123
--------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation             433             5,430           8,053          2,623             28,717
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statement of Operations (continued):


--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                             Valuation       Proceeds
                                                                              Period           from
                                                             Dividends      Deductions         Sales
--------------------------------------------------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Annuity contracts in accumulation                          $15,147,294     ($ 2,131,371)   $ 13,419,022
--------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Annuity contracts in accumulation                              814,064         (421,048)      3,515,537
--------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Annuity contracts in accumulation                                    0         (596,338)      3,338,262
--------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Annuity contracts in accumulation                            2,476,236         (408,532)      4,570,928
--------------------------------------------------------------------------------------------------------
International Equity Fund II:
Annuity contracts in accumulation                              798,535         (434,267)      2,883,792
--------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Annuity contracts in accumulation                              245,672          (76,271)      5,000,204
--------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Annuity contracts in accumulation                              317,095          (90,658)      1,654,760
--------------------------------------------------------------------------------------------------------
Utility Fund II:
Annuity contracts in accumulation                            1,914,787         (359,395)      2,936,845
--------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Annuity contracts in accumulation                            2,429,608         (751,656)     22,950,321
--------------------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation                            4,436,638         (616,924)      6,409,422
--------------------------------------------------------------------------------------------------------
High Income Portfolio:
Annuity contracts in accumulation                            1,667,722         (250,431)      4,415,632
--------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Annuity contracts in accumulation                              165,653          (61,642)     23,789,913
--------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
Asset Manager Portfolio:
Annuity contracts in accumulation                              576,382         (109,793)      1,653,501
--------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Annuity contracts in accumulation                            1,641,692         (601,503)      7,124,702
--------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Annuity contracts in accumulation                              792,073         (720,850)     25,115,115
--------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Annuity contracts in accumulation                               62,932          (16,016)        225,340
--------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Annuity contracts in accumulation                              745,754         (294,919)    107,667,722
--------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Annuity contracts in accumulation                              539,596         (329,857)      6,639,707
--------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Annuity contracts in accumulation                              339,434          (67,386)      1,183,274
--------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                                                  Net Unrealized
                                                                                 Net                Gain (Loss)
                                                              Cost of         Realized              -----------
                                                            Investments      Gain (Loss)      Beginning         End
                                                                Sold       on Investments      of Year        of Year
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Annuity contracts in accumulation                          $   7,814,229     $5,604,793     $ 38,810,192   $ 27,876,834
------------------------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Annuity contracts in accumulation                              2,542,787        972,750        3,591,859      6,913,381
------------------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Annuity contracts in accumulation                              1,771,526      1,566,736        7,028,743     30,773,893
------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Annuity contracts in accumulation                              4,349,704        221,224        1,387,517       (643,429)
------------------------------------------------------------------------------------------------------------------------
International Equity Fund II:
Annuity contracts in accumulation                              1,785,573      1,098,219        6,385,323     26,525,301
------------------------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Annuity contracts in accumulation                              4,998,888          1,316            1,316              0
------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Annuity contracts in accumulation                              1,548,456        106,304          441,091        (18,885)
------------------------------------------------------------------------------------------------------------------------
Utility Fund II:
Annuity contracts in accumulation                              2,166,729        770,116        5,787,739      3,510,226
------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Annuity contracts in accumulation                             19,463,453      3,486,868        3,977,202      1,135,690
------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation                              4,797,592      1,611,830        7,153,104     15,537,760
------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Annuity contracts in accumulation                              5,346,224       (930,592)      (1,709,684)    (1,049,699)
------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Annuity contracts in accumulation                             23,405,277        384,636          131,756      1,357,297
------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
Asset Manager Portfolio:
Annuity contracts in accumulation                              1,506,751        146,750          560,341        689,564
------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Annuity contracts in accumulation                              4,671,234      2,453,468        8,470,707     14,028,487
------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Annuity contracts in accumulation                             17,772,843      7,342,272        7,949,380      9,526,307
------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Annuity contracts in accumulation                                214,584         10,756           91,234          3,769
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Annuity contracts in accumulation                            100,053,997      7,613,725        1,091,568     13,355,423
------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Annuity contracts in accumulation                              4,272,426      2,367,281        3,925,885      6,693,282
------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Annuity contracts in accumulation                              1,191,733         (8,459)         (11,388)      (267,539)
------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                     Net                Net
                                                              Change in     Increase (Decrease)
                                                             Unrealized        in Net Assets
                                                             Gain (Loss)      Resulting from
                                                           on Investments        Operations
-----------------------------------------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Annuity contracts in accumulation                          ($ 10,933,358)      $ 7,687,358
-----------------------------------------------------------------------------------------------
Equity Income Fund II:
Annuity contracts in accumulation                              3,321,522         4,687,288
-----------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Annuity contracts in accumulation                             23,745,150        24,715,548
-----------------------------------------------------------------------------------------------
High Income Bond Fund II:
Annuity contracts in accumulation                             (2,030,946)          257,982
-----------------------------------------------------------------------------------------------
International Equity Fund II:
Annuity contracts in accumulation                             20,139,978        21,602,465
-----------------------------------------------------------------------------------------------
Prime Money Fund II:
Annuity contracts in accumulation                                 (1,316)          169,401
-----------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Annuity contracts in accumulation                               (459,976)         (127,235)
-----------------------------------------------------------------------------------------------
Utility Fund II:
Annuity contracts in accumulation                             (2,277,513)           47,995
-----------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Annuity contracts in accumulation                             (2,841,512)        2,323,308
-----------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation                              8,384,656        13,816,200
-----------------------------------------------------------------------------------------------
High Income Portfolio:
Annuity contracts in accumulation                                659,985         1,146,684
-----------------------------------------------------------------------------------------------
Overseas Portfolio:
Annuity contracts in accumulation                              1,225,541         1,714,188
-----------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
Asset Manager Portfolio:
Annuity contracts in accumulation                                129,223           742,562
-----------------------------------------------------------------------------------------------
Contrafund Portfolio:
Annuity contracts in accumulation                              5,557,780         9,051,437
-----------------------------------------------------------------------------------------------
Index 500 Portfolio:
Annuity contracts in accumulation                              1,576,927         8,990,422
-----------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Annuity contracts in accumulation                                (87,465)          (29,793)
-----------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Annuity contracts in accumulation                             12,263,855        20,328,415
-----------------------------------------------------------------------------------------------
Balanced Portfolio:
Annuity contracts in accumulation                              2,767,397         5,344,417
-----------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Annuity contracts in accumulation                               (256,151)            7,438
-----------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statement of Operations (continued):


------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                Valuation        Proceeds        Cost of
                                                                  Period           from        Investments
                                                Dividends       Deductions         Sales           Sold
------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation                $204,198         ($363,956)    $19,469,244    $13,399,625
------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Annuity contracts in accumulation                 141,437        (1,108,134)     20,066,248     12,593,996
------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                   3,369            (9,310)        307,273        488,538
------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                   4,893           (11,436)        290,732        339,388
------------------------------------------------------------------------------------------------------------
MFS Funds:
Global Government Series: (1)
Annuity contracts in accumulation                  41,051            (8,619)        438,014        440,709
------------------------------------------------------------------------------------------------------------
Total Return Series:
Annuity contracts in accumulation                 834,399          (219,911)      4,128,026      3,486,251
------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                       0           (69,464)     32,152,168     29,938,377
------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA: (3)
Annuity contracts in accumulation                  93,445           (30,739)        580,959        526,490
------------------------------------------------------------------------------------------------------------
Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                 141,299          (171,240)      5,240,486      5,262,827
------------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                 271,759           (63,247)      1,488,639      1,572,382
------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                 390,949          (542,211)     50,081,279     40,350,194
------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                  39,985          (282,277)      5,283,349      4,170,538
------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                 239,457          (103,743)      2,663,649      2,210,485
------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                  70,542           (24,961)     13,302,856     12,403,075
------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                 715,711          (416,697)      4,342,401      3,189,898
------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account I              $48,743,207     ($ 13,474,655)   $725,147,683   $655,820,063
============================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                      Net Unrealized                  Net               Net
                                                  Net                   Gain (Loss)                Change in     Increase (Decrease)
                                                Realized                -----------               Unrealized        in Net Assets
                                               Gain (Loss)       Beginning           End          Gain (Loss)      Resulting from
                                             on Investments       of Year          of Year      on Investments       Operations
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation              $6,069,619        $3,305,620       $7,203,450       $3,897,830         $9,807,691
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Annuity contracts in accumulation               7,472,252         9,935,954       46,565,049       36,629,095         43,134,650
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                (181,265)         (506,254)         238,693          744,947            557,741
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                 (48,656)         (281,919)        (134,799)         147,120             91,921
------------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Global Government Series: (1)
Annuity contracts in accumulation                  (2,695)           38,917          (15,868)         (54,785)           (25,048)
------------------------------------------------------------------------------------------------------------------------------------
Total Return Series:
Annuity contracts in accumulation                 641,775         1,378,265          405,262         (973,003)           283,260
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation               2,213,791           285,448        1,664,932        1,379,484          3,523,811
------------------------------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA: (3)
Annuity contracts in accumulation                  54,469            72,806        1,027,589          954,783          1,071,958
------------------------------------------------------------------------------------------------------------------------------------
Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                 (22,341)         (183,690)       2,163,466        2,347,156          2,294,874
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                 (83,743)              519          (63,957)         (64,476)            60,293
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation               9,731,085         6,507,986       13,903,434        7,395,448         16,975,271
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation               1,112,811         2,930,826        6,226,480        3,295,654          4,166,173
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                 453,164           557,253        3,315,018        2,757,765          3,346,643
------------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                 899,781            50,071          193,816          143,745          1,089,107
------------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation               1,152,503         6,151,086       10,430,175        4,279,089          5,730,606
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account I              $69,327,620      $129,005,870     $256,846,161     $127,840,291       $232,436,463
====================================================================================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series' name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth & Income Fund's name changed to Oppenheimer Main Street Growth & Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets


-------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                 Net
                                                            Net           Change in
                                            Net          Realized        Unrealized
                                         Investment     Gain (Loss)      Gain (Loss)
                                           Income     on Investments   on Investments
-------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation          $78,549       ($11,628)        $103,391
-------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation          990,198          5,130          (50,811)
-------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation          440,646       (119,081)        (521,390)
-------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation           35,935          4,419           24,793
-------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation        4,996,495       (657,500)        (132,794)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation          167,541      1,084,228          161,127
 Annuity contracts in payment period
-------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation          474,870      2,216,136          359,366
-------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation           18,684         34,262           34,705
-------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation           80,269         20,301           (2,308)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation          793,868        368,292           12,597
-------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation            1,524         20,333           (3,841)
-------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation           (3,118)       587,060          193,821
-------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation          123,259        795,728         (308,982)
-------------------------------------------------------------------------------------
 Alger American Funds:
 Balanced Portfolio:
 Annuity contracts in accumulation           83,359         41,351          244,632
-------------------------------------------------------------------------------------
 Income and Growth Portfolio:
 Annuity contracts in accumulation          173,782        215,701        1,074,858
-------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
 Annuity contracts in accumulation          215,868        335,741        1,990,765
-------------------------------------------------------------------------------------
 American Century VP Funds:
 Balanced Fund:
 Annuity contracts in accumulation           58,734          7,487          (31,760)
-------------------------------------------------------------------------------------
 International Fund:
 Annuity contracts in accumulation          (26,431)        96,684          925,870
-------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation           25,661            433            2,623
-------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
Year Ended December 31, 1999                   Net
                                        Increase (Decrease)          Net Assets
                                           in Net Assets    ----------------------------
                                             from Unit        Beginning        End
                                           Transactions        of Year       of Year
----------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation            ($168,403)      $1,468,439    $1,470,348
----------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation              397,681        7,338,678     8,680,876
----------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation              982,700        8,211,438     8,994,313
----------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation              (70,653)         785,501       779,995
----------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation           (4,172,788)      31,263,322    31,151,698
 Annuity contracts in payment period                              34,375       179,412
----------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation           (2,450,633)       6,066,474     5,009,118
 Annuity contracts in payment period                              36,974        56,593
----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation           (2,478,317)      14,945,637    15,517,692
----------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation               90,852           44,011       222,514
----------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation               83,565        1,628,799     1,694,193
 Annuity contracts in payment period                              25,668       142,101
----------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation            8,960,205       26,452,214    36,587,176
----------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation                7,726           39,671        65,413
----------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation           (1,141,097)       3,767,223     3,403,889
----------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation           (2,977,883)       6,259,793     3,891,915
----------------------------------------------------------------------------------------
 Alger American Funds:
 Balanced Portfolio:
 Annuity contracts in accumulation              (94,149)       1,404,059     1,679,252
----------------------------------------------------------------------------------------
 Income and Growth Portfolio:
 Annuity contracts in accumulation             (662,264)       4,075,424     4,877,501
----------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
 Annuity contracts in accumulation             (487,379)       3,634,760     5,689,755
----------------------------------------------------------------------------------------
 American Century VP Funds:
 Balanced Fund:
 Annuity contracts in accumulation             (150,252)         557,006       441,215
----------------------------------------------------------------------------------------
 International Fund:
 Annuity contracts in accumulation             (331,144)       1,852,446     2,517,425
----------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation               13,994          265,177       307,888
----------------------------------------------------------------------------------------

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                                      Net
                                                                                 Net           Change in
                                                                 Net          Realized        Unrealized
                                                             Investment      Gain (Loss)      Gain (Loss)
                                                               Income     on Investments   on Investments
---------------------------------------------------------------------------------------------------------
 Federated Insurance Series:
 American Leaders Fund II:
 Annuity contracts in accumulation                          $13,015,923      $5,604,793     ($ 10,933,358)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
 Annuity contracts in accumulation                              393,016         972,750         3,321,522
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
 Annuity contracts in accumulation                             (596,338)      1,566,736        23,745,150
---------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
 Annuity contracts in accumulation                            2,067,704         221,224        (2,030,946)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 International Equity Fund II:
 Annuity contracts in accumulation                              364,268       1,098,219        20,139,978
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
 Annuity contracts in accumulation                              169,401           1,316            (1,316)
---------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
 Annuity contracts in accumulation                              226,437         106,304          (459,976)
---------------------------------------------------------------------------------------------------------
 Utility Fund II:
 Annuity contracts in accumulation                            1,555,392         770,116        (2,277,513)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation                            1,677,952       3,486,868        (2,841,512)
---------------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                            3,819,714       1,611,830         8,384,656
---------------------------------------------------------------------------------------------------------
 High Income Portfolio:
 Annuity contracts in accumulation                            1,417,291        (930,592)          659,985
---------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
 Annuity contracts in accumulation                              104,011         384,636         1,225,541
---------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation                              466,589         146,750           129,223
---------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
 Annuity contracts in accumulation                            1,040,189       2,453,468         5,557,780
---------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
 Annuity contracts in accumulation                               71,223       7,342,272         1,576,927
---------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                               46,916          10,756           (87,465)
---------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation                              450,835       7,613,725        12,263,855
---------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
 Annuity contracts in accumulation                              209,739       2,367,281         2,767,397
---------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                       Net
                                                            Increase (Decrease)            Net Assets
                                                               in Net Assets                ---------
                                                                 from Unit         Beginning          End
                                                               Transactions         of Year         of Year
----------------------------------------------------------------------------------------------------------------
 Federated Insurance Series:
 American Leaders Fund II:
 Annuity contracts in accumulation                             ($ 8,870,497)     $147,843,450    $146,474,824
 Annuity contracts in payment period                                                  117,375         302,862
----------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
 Annuity contracts in accumulation                                 (931,269)       28,317,427      32,004,404
 Annuity contracts in payment period                                                   42,143         111,185
----------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
 Annuity contracts in accumulation                                  158,077        35,149,425      60,023,050
----------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
 Annuity contracts in accumulation                               (2,819,396)       29,644,378      27,090,172
 Annuity contracts in payment period                                                   25,999          18,791
----------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
 Annuity contracts in accumulation                               (1,739,062)       27,616,968      47,471,626
 Annuity contracts in payment period                                                   28,562          37,307
----------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
 Annuity contracts in accumulation                                  362,815         4,666,589       5,198,805
----------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
 Annuity contracts in accumulation                                 (515,189)        6,526,831       5,884,407
----------------------------------------------------------------------------------------------------------------
 Utility Fund II:
 Annuity contracts in accumulation                               (1,869,861)       26,418,108      24,581,727
 Annuity contracts in payment period                                                   64,831          79,346
----------------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation                               (2,084,806)       51,181,501      51,420,003
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                                  190,468        38,326,577      52,333,245
----------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
 Annuity contracts in accumulation                               (1,677,246)       17,442,220      16,911,658
----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
 Annuity contracts in accumulation                                 (464,372)        4,136,808       5,386,624
----------------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation                                 (729,768)        8,131,050       8,143,844
----------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
 Annuity contracts in accumulation                                  111,080        39,601,618      48,764,135
----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
 Annuity contracts in accumulation                                1,633,226        46,168,328      56,791,976
----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                                 (207,094)        1,219,839         982,952
----------------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation                                8,020,415        10,675,204      39,024,034
----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
 Annuity contracts in accumulation                                  511,393        20,730,112      26,585,922
----------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


-----------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income     on Investments   on Investments
-----------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
 Annuity contracts in accumulation                 $272,048         ($8,459)       ($ 256,151)
-----------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                 (159,758)      6,069,619         3,897,830
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
 Annuity contracts in accumulation                 (966,697)      7,472,252        36,629,095
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                   (5,941)       (181,265)          744,947
-----------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                   (6,543)        (48,656)          147,120
-----------------------------------------------------------------------------------------------
 MFS Funds:
 Global Government Series: (1)
 Annuity contracts in accumulation                   32,432          (2,695)          (54,785)
-----------------------------------------------------------------------------------------------
 Total Return Series:
 Annuity contracts in accumulation                  614,488         641,775          (973,003)
-----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                  (69,464)      2,213,791         1,379,484
-----------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                   62,706          54,469           954,783
-----------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                  (29,941)        (22,341)        2,347,156
-----------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                  208,512         (83,743)          (64,476)
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                 (151,262)      9,731,085         7,395,448
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                 (242,292)      1,112,811         3,295,654
-----------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                  135,714         453,164         2,757,765
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   45,581         899,781           143,745
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                  299,014       1,152,503         4,279,089
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Total Variable Annuity Account I               $35,268,552      $69,327,620      $127,840,291
===============================================================================================


-----------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                          Net
                                               Increase (Decrease)             Net Assets
                                                  in Net Assets                ----------
                                                    from Unit         Beginning           End
                                                  Transactions         of Year          of Year
-----------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
 Annuity contracts in accumulation                    $123,347        $4,655,365        $4,786,150
-----------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                   9,390,049        18,191,718        37,367,199
 Annuity contracts in payment period                                      37,117            59,376
-----------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
 Annuity contracts in accumulation                  (2,335,260)       70,349,793       111,093,250
 Annuity contracts in payment period                                           0            55,933
-----------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                    (297,528)          627,133           887,346
-----------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                    (267,199)          869,806           694,528
-----------------------------------------------------------------------------------------------------
 MFS Funds:
 Global Government Series: (1)
 Annuity contracts in accumulation                    (351,386)          765,918           389,484
-----------------------------------------------------------------------------------------------------
 Total Return Series:
 Annuity contracts in accumulation                  (1,229,482)       16,393,724        15,447,502
-----------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                     838,692         3,393,073         7,755,576
-----------------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                    (220,665)        2,064,889         2,916,182
-----------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                    (294,623)       11,506,303        13,506,554
-----------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                    (254,540)        4,445,909         4,251,662
-----------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                  (2,441,478)       36,930,956        51,452,372
 Annuity contracts in payment period                                           0            12,377
-----------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                  (2,059,519)       20,299,859        22,406,513
-----------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   2,226,423         5,846,092        11,377,949
 Annuity contracts in payment period                                      35,772            76,981
-----------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                    (122,023)        1,263,880         2,190,372
 Annuity contracts in payment period                                           0            40,592
-----------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                  (2,635,807)       29,594,758        32,676,922
 Annuity contracts in payment period                                           0            12,635
-----------------------------------------------------------------------------------------------------
 Total Variable Annuity Account I                 ($15,500,324)     $891,504,497    $1,108,440,636
=====================================================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series' name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth & Income Fund's name changed to Oppenheimer Main Street Growth & Income Fund/VA.

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


---------------------------------------------------------------------------------------
Year Ended December 31, 199                                                   Net
                                                             Net           Change in
                                             Net          Realized        Unrealized
                                          Investment     Gain (Loss)      Gain (Loss)
                                            Income     on Investments   on Investments
---------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation           $52,298         $4,383          ($32,081)
---------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation           909,957         95,814          (129,891)
---------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation           358,751         99,148          (107,929)
---------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation            21,126         14,619            (3,602)
---------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation         4,340,565       (785,430)       (1,018,692)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation           (38,465)       (69,540)        1,049,101
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (7)
 Annuity contracts in accumulation           535,601        654,268         1,150,576
---------------------------------------------------------------------------------------
 Aetna International VP: (8)
 Annuity contracts in accumulation             1,899         (1,435)            2,750
---------------------------------------------------------------------------------------
 Aetna Legacy VP: (9)
 Annuity contracts in accumulation            54,238         13,926           (10,602)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Money Market VP: (10)
 Annuity contracts in accumulation           519,719        313,569            12,594
---------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (11)
 Annuity contracts in accumulation             1,569         (2,322)           (4,325)
---------------------------------------------------------------------------------------
 Aetna Small Company VP: (12)
 Annuity contracts in accumulation           (12,813)      (676,728)          657,427
---------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (13)
 Annuity contracts in accumulation            11,224        (47,855)          754,020
---------------------------------------------------------------------------------------
 Alger American Funds:
 Balanced Portfolio:
 Annuity contracts in accumulation           100,972         69,331           178,470
---------------------------------------------------------------------------------------
 Income and Growth Portfolio:
 Annuity contracts in accumulation           325,406        145,054           530,428
---------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
 Annuity contracts in accumulation            97,416        208,592         1,098,573
---------------------------------------------------------------------------------------
 American Century VP Funds:
 Balanced Fund:
 Annuity contracts in accumulation            72,635          9,574            (2,689)
---------------------------------------------------------------------------------------
 International Fund:
 Annuity contracts in accumulation            99,463         91,984           119,096
---------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation            17,403         (2,845)           11,262
---------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
Year Ended December 31, 1998                    Net
                                         Increase (Decrease)          Net Assets
                                            in Net Assets             ----------
                                              from Unit        Beginning        End
                                            Transactions        of Year       of Year
-----------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation          $    359,326      $ 1,084,513   $ 1,468,439
-----------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation             1,988,879        4,473,919     7,338,678
-----------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation             4,840,848        3,020,620     8,211,438
-----------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation               338,325          415,033       785,501
-----------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation            13,277,579       15,483,675    31,263,322
 Annuity contracts in payment period                                    0        34,375
-----------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation             4,256,569          905,783     6,066,474
 Annuity contracts in payment period                                    0        36,974
-----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (7)
 Annuity contracts in accumulation             8,689,925        3,915,267    14,945,637
-----------------------------------------------------------------------------------------
 Aetna International VP: (8)
 Annuity contracts in accumulation                40,797                0        44,011
-----------------------------------------------------------------------------------------
 Aetna Legacy VP: (9)
 Annuity contracts in accumulation               769,986          793,678     1,628,799
 Annuity contracts in payment period                               33,241        25,668
-----------------------------------------------------------------------------------------
 Aetna Money Market VP: (10)
 Annuity contracts in accumulation            10,238,451       15,367,881    26,452,214
-----------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (11)
 Annuity contracts in accumulation                44,749                0        39,671
-----------------------------------------------------------------------------------------
 Aetna Small Company VP: (12)
 Annuity contracts in accumulation             1,224,164        2,575,173     3,767,223
-----------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (13)
 Annuity contracts in accumulation             4,650,918          891,486     6,259,793
-----------------------------------------------------------------------------------------
 Alger American Funds:
 Balanced Portfolio:
 Annuity contracts in accumulation              (345,746)       1,401,032     1,404,059
-----------------------------------------------------------------------------------------
 Income and Growth Portfolio:
 Annuity contracts in accumulation              (693,378)       3,767,914     4,075,424
-----------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
 Annuity contracts in accumulation              (689,303)       2,919,482     3,634,760
-----------------------------------------------------------------------------------------
 American Century VP Funds:
 Balanced Fund:
 Annuity contracts in accumulation              (179,238)         656,724       557,006
-----------------------------------------------------------------------------------------
 International Fund:
 Annuity contracts in accumulation              (505,703)       2,047,606     1,852,446
-----------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation               206,857           32,500       265,177
-----------------------------------------------------------------------------------------

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                                      Net
                                                                                 Net           Change in
                                                                 Net          Realized        Unrealized
                                                             Investment      Gain (Loss)      Gain (Loss)
                                                               Income     on Investments   on Investments
-----------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation                           $1,652,978      $2,847,387         ($596,181)
-----------------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                            2,262,813       2,162,435         4,540,000
-----------------------------------------------------------------------------------------------------------
 High Income Portfolio:
 Annuity contracts in accumulation                            1,252,399        (115,300)       (2,387,859)
-----------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
 Annuity contracts in accumulation                              179,349         147,542            48,533
-----------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation                              438,313          20,301           312,500
-----------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
 Annuity contracts in accumulation                            1,107,754       1,967,856         5,167,185
-----------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
 Annuity contracts in accumulation                              492,578       2,528,925         5,045,517
-----------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                               55,271           9,533            28,134
-----------------------------------------------------------------------------------------------------------
 Insurance Management Series:
 American Leaders Fund II:
 Annuity contracts in accumulation                            6,222,251       1,619,186        11,237,298
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
 Annuity contracts in accumulation                             (203,953)        221,389         2,875,619
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
 Annuity contracts in accumulation                            1,231,912         432,856         2,649,733
-----------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
 Annuity contracts in accumulation                              387,085         262,932          (467,855)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 International Equity Fund II:
 Annuity contracts in accumulation                             (330,715)        487,183         4,543,111
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
 Annuity contracts in accumulation                              149,040               0             1,316
-----------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
 Annuity contracts in accumulation                               16,106         119,456           216,175
-----------------------------------------------------------------------------------------------------------
 Utility Fund II:
 Annuity contracts in accumulation                            1,080,011         377,474         1,366,279
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation                             (115,274)      2,566,801           405,622
-----------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
 Annuity contracts in accumulation                              421,237         494,384         3,179,750
-----------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 Year Ended December 31, 1998                                     Net
                                                            Increase (Decrease)           Net Assets
                                                               in Net Assets              ----------
                                                                 from Unit         Beginning         End
                                                               Transactions         of Year        of Year
-------------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation                             $12,941,401       $ 34,335,916   $ 51,181,501
-------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                              10,721,202         18,640,127     38,326,577
-------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
 Annuity contracts in accumulation                               7,278,178         11,414,802     17,442,220
-------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
 Annuity contracts in accumulation                                 772,708          2,988,676      4,136,808
-------------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation                               3,571,525          3,788,411      8,131,050
-------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
 Annuity contracts in accumulation                               6,461,571         24,897,252     39,601,618
-------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
 Annuity contracts in accumulation                              15,200,754         22,900,554     46,168,328
-------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                                (314,286)         1,441,187      1,219,839
-------------------------------------------------------------------------------------------------------------
 Insurance Management Series:
 American Leaders Fund II:
 Annuity contracts in accumulation                              14,814,848        114,050,410    147,843,450
 Annuity contracts in payment period                                                   16,832        117,375
-------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
 Annuity contracts in accumulation                              12,524,130         12,942,385     28,317,427
 Annuity contracts in payment period                                                        0         42,143
-------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
 Annuity contracts in accumulation                               6,249,006         24,585,918     35,149,425
-------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
 Annuity contracts in accumulation                               3,527,318         25,944,158     29,644,378
 Annuity contracts in payment period                                                   16,739         25,999
-------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
 Annuity contracts in accumulation                               2,840,676         20,105,275     27,616,968
 Annuity contracts in payment period                                                        0         28,562
-------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
 Annuity contracts in accumulation                                 757,047          3,759,186      4,666,589
-------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
 Annuity contracts in accumulation                                 530,017          5,645,077      6,526,831
-------------------------------------------------------------------------------------------------------------
 Utility Fund II:
 Annuity contracts in accumulation                               2,535,912         21,104,322     26,418,108
 Annuity contracts in payment period                                                   18,941         64,831
-------------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation                               1,263,440          6,554,615     10,675,204
-------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
 Annuity contracts in accumulation                               8,908,355          7,726,386     20,730,112
-------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


-----------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income     on Investments   on Investments
-----------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
 Annuity contracts in accumulation                 $189,921         $77,190         ($43,522)
-----------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                  685,730       1,082,289        2,279,102
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
 Annuity contracts in accumulation                1,500,762       6,416,496        5,202,333
-----------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                   54,895        (141,767)        (203,825)
-----------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                   57,565          (7,059)        (293,131)
-----------------------------------------------------------------------------------------------
 MFS Funds:
 Total Return Series:
 Annuity contracts in accumulation                  137,577         250,935          782,698
-----------------------------------------------------------------------------------------------
 Worldwide Government Series:
 Annuity contracts in accumulation                     (771)          8,093           34,472
-----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
 Aggressive Growth Fund:
 Annuity contracts in accumulation                    1,809         155,613          298,445
-----------------------------------------------------------------------------------------------
 Global Securities Fund:
 Annuity contracts in accumulation                  124,660         (38,612)          65,980
-----------------------------------------------------------------------------------------------
 Growth & Income Fund:
 Annuity contracts in accumulation                  335,127        (388,568)        (320,600)
-----------------------------------------------------------------------------------------------
 Strategic Bond Fund:
 Annuity contracts in accumulation                   21,812          (9,887)           7,313
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                 (346,360)        882,018        6,779,827
-----------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                 (234,149)        325,217        3,166,582
-----------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                  (63,228)        243,533          533,057
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   (7,335)         41,054           50,531
-----------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                 (215,920)        336,790        5,719,077
-----------------------------------------------------------------------------------------------
 Total Variable Annuity Account I               $26,010,214     $25,517,782       $66,477,702
===============================================================================================


---------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                         Net
                                               Increase (Decrease)            Net Assets
                                                  in Net Assets               ----------
                                                    from Unit         Beginning          End
                                                  Transactions         of Year         of Year
---------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
 Annuity contracts in accumulation                  $2,430,909        $2,000,867      $4,655,365
---------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                   4,104,069        10,077,645      18,191,718
 Annuity contracts in payment period                                           0          37,117
---------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
 Annuity contracts in accumulation                  12,501,656        44,728,546      70,349,793
---------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                    (312,229)        1,230,059         627,133
---------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                    (322,903)        1,435,334         869,806
---------------------------------------------------------------------------------------------------
 MFS Funds:
 Total Return Series:
 Annuity contracts in accumulation                   8,404,056         6,818,458      16,393,724
---------------------------------------------------------------------------------------------------
 Worldwide Government Series:
 Annuity contracts in accumulation                     190,257           533,867         765,918
---------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
 Aggressive Growth Fund:
 Annuity contracts in accumulation                   2,135,488           801,718       3,393,073
---------------------------------------------------------------------------------------------------
 Global Securities Fund:
 Annuity contracts in accumulation                     902,520         1,010,341       2,064,889
---------------------------------------------------------------------------------------------------
 Growth & Income Fund:
 Annuity contracts in accumulation                   7,350,914         4,529,430      11,506,303
---------------------------------------------------------------------------------------------------
 Strategic Bond Fund:
 Annuity contracts in accumulation                   3,041,102         1,385,569       4,445,909
---------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   4,339,155        25,276,316      36,930,956
---------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   2,849,219        14,192,990      20,299,859
---------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   2,972,891         2,195,611       5,846,092
 Annuity contracts in payment period                                           0          35,772
---------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   1,154,164            25,466       1,263,880
---------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                   1,997,336        21,757,475      29,594,758
---------------------------------------------------------------------------------------------------
 Total Variable Annuity Account I                 $212,836,411      $560,662,388    $891,504,497
===================================================================================================

Variable Annuity Account I

 (1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.
 (3) - Effective May 1, 1998, Aetna Income Shares began doing business under the name Aetna Bond VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Fund began doing business under the name Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.
 (7) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (8) - Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.
 (9) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
(10) - Effective May 1, 1998, Aetna Variable Encore Fund began doing business under the name Aetna Money Market VP.
(11) - Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.
(12) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
(13) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

                          Independent Auditors' Report


The Board of Directors of Aetna Insurance Company of America and
Contract Owners of Variable Annuity Account I:


We have audited the accompanying statement of assets and liabilities of Aetna Insurance Company of America Variable Annuity Account I (the "Account") as of December 31, 1999, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America Variable Annuity Account I as of December 31, 1999, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999, in conformity with generally accepted accounting principles.


                                                                    /s/ KPMG LLP



Hartford, Connecticut
February 11, 2000

                       AETNA INSURANCE COMPANY OF AMERICA

                          Index to Financial Statements

                                                                  Page
                                                                  ----
Independent Auditors' Report ...................................   F-2

Financial Statements:

 Statements of Income for the Years Ended December 31, 1999,
  1998 and 1997 ................................................   F-3
 Balance Sheets as of December 31, 1999 and 1998 ...............   F-4
 Statements of Changes in Shareholder's Equity for the Years
  Ended December 31, 1999, 1998 and 1997 .......................   F-5
 Statements of Cash Flows for the Years Ended December 31, 1999,
  1998 and 1997 ................................................   F-6
 Notes to Financial Statements .................................   F-7

                         Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Insurance Company of America:

We have audited the accompanying balance sheets of Aetna Insurance Company of America as of December 31, 1999 and 1998, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.


                                                  /s/ KPMG LLP


Hartford, Connecticut
March 22, 2000

                      AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                              Statements of Income
                                   (millions)


                                                             Years Ended December 31,
                                                         --------------------------------
                                                          1999         1998         1997
                                                         -------      -------       -----
 Revenues:
  Charges assessed against policyholders                 $  15.5      $  11.5       $ 6.1
  Net investment income                                     10.9         10.4         7.1
  Net realized capital (losses) gains                       (0.3)        (0.2)        0.1
  Other income                                               1.5          0.6         0.2
                                                         -------      -------       -----
   Total revenue                                            27.6         22.3        13.5
                                                         -------      -------       -----

 Benefits and expenses:
  Current and future benefits                                8.0          9.0         6.5
  Operating expenses:
   Salaries and related benefits                             2.4          2.5         1.6
   Other                                                     4.5          3.7         2.1
  Amortization of deferred policy acquisition costs          4.6          3.9         0.8
                                                         -------      -------       -----
   Total benefits and expenses                              19.5         19.1        11.0
                                                         -------      -------       -----

 Income before income taxes and cumulative
   effect adjustment                                         8.1          3.2         2.5
 Income taxes                                                2.7          0.6         0.8
                                                         -------      -------       -----
 Income before cumulative effect adjustments                 5.4          2.6         1.7
 Cumulative-effect adjustment, net of tax                     --           --         0.5
                                                         -------      -------       -----
 Net income                                              $   5.4      $   2.6       $ 1.2
                                                         =======      =======       =====

See Notes to Financial Statements.

                      AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                                 Balance Sheets
                         (Millions, except share data)


                                                                        December 31,        December 31,
                                                                            1999                1998
                                                                      --------------      --------------
                               Assets
Investments:
 Debt securities, available-for-sale, at fair value:
  (amortized cost: $132.8 and $138.2)                                 $        128.3      $        142.3
 Equity securities, available-for-sale, at fair value:
  Nonredeemable preferred stock (amortized cost: $1.0 and $3.1)                  0.9                 3.0
Cash and cash equivalents                                                       22.9                16.5
Deferred policy acquisition costs                                               58.8                59.9
Accrued investment income                                                        2.0                 2.1
Premiums due and other receivables                                               9.0                13.3
Other assets                                                                     0.6                 0.4
Separate Accounts assets                                                     1,194.6             1,006.5
                                                                      --------------      --------------
    Total assets                                                      $      1,417.1      $      1,244.0
                                                                      ==============      ==============
                     Liabilities and Shareholder's Equity
Liabilities:
 Policyholders' funds left with the Company                                    138.8               153.2
 Other liabilities                                                               6.5                11.8
 Due to parent and affiliates                                                    0.5                 0.9
 Income taxes
  Current                                                                        0.7                 0.1
  Deferred                                                                       2.6                 0.7
 Separate Accounts liabilities                                               1,194.6             1,006.5
                                                                      --------------      --------------
     Total liabilities                                                       1,343.7             1,173.2
                                                                      --------------      --------------
Shareholder's equity:
 Common capital stock, par value $2,000 (1,275 shares authorized,
  issued and outstanding)                                                        2.5                 2.5
 Paid-in capital                                                                62.5                62.5
 Accumulated other comprehensive (loss) income                                  (1.6)                1.2
 Retained earnings                                                              10.0                 4.6
                                                                      --------------      --------------
     Total shareholder's equity                                                 73.4                70.8
                                                                      --------------      --------------
    Total liabilities and shareholder's equity                        $      1,417.1      $      1,244.0
                                                                      ==============      ==============

See Notes to Financial Statements.

                      AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                 Statements of Changes in Shareholder's Equity
                                   (Millions)

                                                           Years Ended December 31,
                                               ------------------------------------------------
                                                    1999             1998             1997
                                               --------------   --------------   --------------
 Shareholder's equity, beginning of year        $      70.8      $      52.2      $      31.3

 Comprehensive income
  Net income                                            5.4              2.6              1.2
  Other comprehensive income, net of tax
   Unrealized (losses) gains on securities
    (($4.3) million, $1.5 million and $0.0
    million, pretax)                                   (2.8)             1.0               --
                                                -----------      -----------      -----------
     Total comprehensive income                         2.6              3.6              1.2
                                                -----------      -----------      -----------

 Capital contributions                                   --             15.0             20.0

 Other changes                                           --               --             (0.3)
                                                -----------      -----------      -----------

 Shareholder's equity, end of year              $      73.4      $      70.8      $      52.2
                                                ===========      ===========      ===========

See Notes to Financial Statements.

                      AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                            Statements of Cash Flows
                                   (Millions)

                                                                          Years Ended December 31,
                                                                     -----------------------------------
                                                                       1999          1998          1997
                                                                     -------       -------      --------
Cash Flows from Operating Activities:
Net income                                                           $   5.4       $   2.6      $    1.2
Adjustments to reconcile net income to net cash
 provided by (used for) operating activities:
  Net amortization of discount on debt securities                       (0.1)         (0.1)         (0.4)
                                                                     -------       -------      --------
   Cash flows provided by operating activities and
    net realized capital gains before changes in
    assets and liabilities                                               5.3           2.5           0.8
  Net realized capital losses (gains)                                    0.3           0.2          (0.1)
                                                                     -------       -------      --------
   Cash flows provided by operating activities
    before changes in assets and liabilities                             5.6           2.7           0.7
   Changes in assets and liabilities:
      Decrease (increase) in accrued investment income                   0.1          (0.1)         (1.7)
      Decrease (increase) in deferred policy acquisition costs           1.1         (14.5)        (24.3)
      Net change in amounts due to/from parent and affiliates           (0.4)          0.9           0.5
      Net (decrease) increase in other assets and liabilities          (10.1)          9.2           3.4
      Net change in income taxes                                         4.0           2.4          (1.4)
                                                                     -------       -------      --------
Net cash provided by (used for) operating activities                     0.3           0.6         (22.8)
                                                                     -------       -------      --------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available-for-sale                                    34.2          27.8          16.6
  Equity securities                                                      2.1            --            --
 Investment maturities and repayments of:
  Debt securites available-for-sale                                     17.9           3.4           3.2
  Short-term investments                                                  --            --           1.0
 Cost of investment purchases in:
  Debt securities available-for-sale                                   (47.6)        (36.8)       (132.8)
  Short-term investments                                                  --            --          (1.0)
                                                                     -------       -------      --------
Net cash provided by (used for) investing activities                     6.6          (5.6)       (113.0)
                                                                     -------       -------      --------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                12.8          19.7          84.7
 Withdrawal of investment contracts                                    (19.0)        (14.3)         (5.7)
 Capital contribution                                                     --          15.0          20.0
 Other, net                                                              5.7         (11.4)         (2.5)
                                                                     -------       -------      --------
Net cash (used for) provided by financing activities                    (0.5)          9.0          96.5
                                                                     -------       -------      --------
Net increase (decrease) in cash and cash equivalents                     6.4           4.0         (39.3)
Cash and cash equivalents, beginning of year                            16.5          12.5          51.8
                                                                     -------       -------      --------
Cash and cash equivalents, end of year                               $  22.9       $  16.5      $   12.5
                                                                     =======       =======      ========
Supplemental cash flow information:
 Income taxes (received) paid, net                                   $  (1.3)      $  (3.3)     $    1.5
                                                                     =======       =======      ========

See Notes to Financial Statements.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

Aetna Insurance Company of America (the "Company") is a provider of financial services in the United States. The Company is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company ("ALIAC"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

The Company has one operating segment and all revenue reported by the Company comes from external customers.


Basis of Presentation

These financial statements have been prepared in conformity with generally accepted accounting principles. Certain reclassifications have been made to 1998 and 1997 financial information to conform to the 1999 presentation.


Future Application of Accounting Standards


Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk

In October 1998, the American Institute of Certified Public Accountants issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000. The Company does not expect the adoption of this standard to have a material effect on its financial position and results of operations.


Accounting for Derivative Instruments and Hedging Activities

In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact of FAS No. 133 on the Company's financial statements will vary based on certain factors including future interpretative guidance from the FASB, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. The Company is evaluating the impact of adoption of this standard and currently does not believe that it will have a material effect on its financial position and results of operations.

Use of Estimates



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.


Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.


Investments

Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience- rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholder's funds left with the Company.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes. Purchases and sales of debt and equity securities are recorded on the trade date.

Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1999 and 1998, the Company had no securities on loan.

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.


Deferred Policy Acquisition Costs

Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification. Unamortized deferred policy acquisition costs related to deferred annuity products were approximately $58.8 million and $59.9 million as of December 31, 1999 and 1998, respectively.

Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.


Reserves

Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 5.40% to 7.50% for all years presented), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.


Revenue Recognition

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts.

Separate Accounts

Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by an affiliate of the Company, or other selected mutual funds not managed by the Company or an affiliate.

Separate Accounts assets are carried at fair value. At December 31, 1999 and 1998, unrealized losses of $(0.8) million and unrealized gains of $1.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.70% to 12.00% in 1999 and 3.00% to 8.10% in 1998.

Separate Accounts assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.


Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2. Investments

Debt securities available-for-sale at December 31, 1999 were as follows:

                                                                    Gross          Gross
                                                   Amortized     Unrealized     Unrealized        Fair
(Millions)                                            Cost          Gains         Losses          Value
--------------------------------------------------------------------------------------------------------
 U.S. government and government
  agencies and authorities                         $    21.5      $    --       $     0.3      $    21.2
--------------------------------------------------------------------------------------------------------
 U.S. corporate securities:
   Utilities                                             5.7           --             0.2            5.5
   Financial                                            33.3           --             0.6           32.7
   Transportation/capital goods                          1.6           --              --            1.6
   Health care/consumer products                        12.6           --             0.9           11.7
   Natural resources                                    14.5           --             0.7           13.8
   Other corporate securities                            6.7           --             0.4            6.3
--------------------------------------------------------------------------------------------------------
 Total U.S. corporate securities                        74.4           --             2.8           71.6
--------------------------------------------------------------------------------------------------------
 Foreign securities:
   Government                                            1.0           --              --            1.0
   Other                                                 9.9          0.1             0.5            9.5
--------------------------------------------------------------------------------------------------------
 Total foreign securities                               10.9          0.1             0.5           10.5
--------------------------------------------------------------------------------------------------------
 Residential mortgage-backed securities:
   Pass-throughs                                          --           --              --             --
   Collateralized mortgage obligations                  10.6           --             0.5           10.1
--------------------------------------------------------------------------------------------------------
 Total residential mortgage-backed securities           10.6           --             0.5           10.1
--------------------------------------------------------------------------------------------------------
 Commercial/multifamily mortgage-
  backed securities                                      9.0           --             0.3            8.7
--------------------------------------------------------------------------------------------------------
 Other asset-backed securities                           6.4           --             0.2            6.2
--------------------------------------------------------------------------------------------------------
 Total debt securities                             $   132.8      $   0.1       $     4.6      $   128.3
========================================================================================================

Debt securities available-for-sale at December 31, 1998 were as follows:

                                                                    Gross          Gross
                                                   Amortized     Unrealized     Unrealized        Fair
(Millions)                                            Cost          Gain          Losses          Value
--------------------------------------------------------------------------------------------------------
 U.S. government and government
  agencies and authorities                         $    22.6     $     0.7       $    --       $    23.3
--------------------------------------------------------------------------------------------------------
 U.S. corporate securities:
   Utilities                                             7.0           0.1            --             7.1
   Financial                                            37.9           1.2           0.1            39.0
   Transportation & capital goods                        8.6           0.3            --             8.9
   Healthcare & consumer products                       15.3           0.6            --            15.9
   Natural resources                                     8.6           0.3            --             8.9
   Other corporate securities                            0.7           0.2            --             0.9
--------------------------------------------------------------------------------------------------------
 Total U.S. corporate securities                        78.1           2.7           0.1            80.7
--------------------------------------------------------------------------------------------------------
 Foreign securities:
   Government                                            1.1            --            --             1.1
   Other                                                 8.0           0.2           0.3             7.9
--------------------------------------------------------------------------------------------------------
 Total foreign securities                                9.1           0.2           0.3             9.0
--------------------------------------------------------------------------------------------------------
 Residential mortgage-backed securities:
   Pass-throughs                                         0.7            --            --             0.7
   Collateralized mortgage obligations                   8.7           0.4            --             9.1
--------------------------------------------------------------------------------------------------------
 Total residential mortgage-backed securities            9.4           0.4            --             9.8
--------------------------------------------------------------------------------------------------------
 Commercial/multifamily mortgage-
  backed securities                                     10.3           0.3            --            10.6
--------------------------------------------------------------------------------------------------------
 Other asset-backed securities                           8.7           0.2            --             8.9
--------------------------------------------------------------------------------------------------------
 Total Debt Securities                             $   138.2     $     4.5       $   0.4       $   142.3
========================================================================================================

At December 31, 1999 and 1998 net unrealized (depreciation) appreciation of $(4.5) million and $4.1 million respectively, on available-for-sale debt securities included unrealized (losses) gains of $(4.5) million and $3.8 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

The amortized cost and fair value of debt securities for the year ended December 31, 1999 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

                                          Amortized       Fair
(Millions)                                   Cost         Value
---------------------------------------------------------------
 Due to mature:
  One year or less                        $    9.3     $    9.3
  After one year through five years           49.8         49.0
  After five years through ten years          18.2         17.6
  After ten years                             29.5         27.3
  Mortgage-backed securities                  19.6         18.9
  Other asset-backed securities                6.4          6.2
---------------------------------------------------------------
  Total                                   $  132.8     $  128.3
===============================================================

At December 31, 1999 and 1998, debt securities carried at $5.6 million and $5.4 million, respectively, were on deposit as required by various state regulatory agencies.

Investments in equity securities available for sale as of December 31, were as follows:

(Millions)                      1999         1998
--------------------------------------------------
 Cost                         $   1.0      $   3.1
 Gross unrealized gains            --           --
 Gross unrealized losses         (0.1)        (0.1)
--------------------------------------------------
 Fair value                   $   0.9      $   3.0
==================================================

The Company does not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1999.

3. Financial Instruments

Estimated Fair Value

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1999 and 1998 were as follows:

                                               1999                       1998
                                     ------------------------   ------------------------
                                      Carrying        Fair       Carrying        Fair
(Millions)                              Value        Value         Value        Value
----------------------------------------------------------------------------------------
 Liabilities:
 Investment contract liabilities:
  With a fixed maturity              $    1.2      $    1.3     $    0.6      $    0.5
  Without a fixed maturity           $  137.6      $  131.6     $  152.6      $  143.8
----------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Investment contract liabilities (included in policyholders' funds left with the Company):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable.


Off-Balance-Sheet and Other Financial Instruments

The Company did not have transactions in off-balance-sheet instruments in 1999 or 1998.

4. Net Investment Income

Sources of net investment income were as follows:

(Millions)                             1999          1998          1997
------------------------------------------------------------------------
 Debt securities                    $    9.4      $    9.0      $    6.0
 Nonredeemable preferred stock           0.1           0.3            --
 Cash equivalents                        0.7           0.7           1.2
 Other                                   0.8           0.6            --
------------------------------------------------------------------------
 Gross investment income                11.0          10.6           7.2
 Less: investment expenses               0.1           0.2           0.1
------------------------------------------------------------------------
 Net investment income              $   10.9      $   10.4      $    7.1
========================================================================

Net investment income includes amounts allocable to experience-rated contractholders of $8.6 million, $8.9 million and $7.0 million for the years ended December 31, 1999, 1998 and 1997, respectively. Interest credited to contractholders is included in current and future benefits.


5. Dividend Restrictions and Shareholder's Equity

Effective January 5, 2000 the Company changed its state of domicile from Connecticut to Florida. All dividends paid to shareholders in 2000 must have prior approval by the Insurance Commissioner of the State of Florida.

The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus, those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles ("GAAP"). Statutory net income (loss) was $(0.1) million, $(5.2) million and $0.4 million for the years ended December 31, 1999, 1998 and 1997, respectively. Statutory capital and surplus was $52.5 million and $53.4 million as of December 31, 1999 and 1998, respectively. The Company has entered into support agreements with ALIAC under which ALIAC has agreed to cause the Company to have sufficient capital to meet a certain capital and surplus level. The Company received no capital contributions relating to these agreements in 1999. The Company received $15.0 million and $20.0 million from ALIAC in 1998 and 1997, respectfully.

As of December 31, 1999, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.


6. Capital Gains and Losses on Investment Operations

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

Net realized capital gains (losses) on debt securities, as reflected in the Statements of Income for the years ended December 31, 1999, 1998 and 1997 were $(0.3) million, $(0.2) million and $0.1 million, respectively.

Net realized capital (losses) gains of $(1.1) million, $(0.2) million and $0.2 million allocable to experience-rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in policyholders' funds left with the Company in 1999, 1998 and 1997, respectively. Net unamortized (losses) gains were $(1.0) million and $0.2 million at December 31, 1999 and 1997, respectively. The amounts in 1998 were immaterial.

Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses (excluding those related to experience rated contractholders in 1999, 1998 and 1997) were as follows:

(Millions)                1999         1998         1997
---------------------------------------------------------
 Proceeds on sales      $  34.2      $  27.8      $  16.6
 Gross gains                0.2          0.6          0.1
 Gross losses               0.5          0.8           --
---------------------------------------------------------

Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders), were as follows:

(Millions)                                              1999         1998     1997
----------------------------------------------------------------------------------
 Debt securities                                     $   (0.3)     $  0.1      --
 Equity securities                                         --        (0.1)     --
 Other                                                   (4.1)        1.6
----------------------------------------------------------------------------------
   Subtotal                                              (4.4)        1.6      --
 Increase in deferred income taxes (See Note 7)          (1.6)        0.6      --
----------------------------------------------------------------------------------
 Net change in accumulated other
   comprehensive income                              $   (2.8)     $  1.0      --
==================================================================================

Net unrealized capital gains (losses) allocable to experience-rated contracts of $(4.5) million and $3.8 million at December 31, 1999 and 1998, respectively, are reflected on the Balance Sheets in policyholders' funds left with the Company and are not included in shareholder's equity.

Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience rated contractholders, at December 31:

(Millions)                                            1999        1998         1997
------------------------------------------------------------------------------------
 Debt securities:
  Gross unrealized gains                            $  0.1      $   0.3      $   0.2
  Gross unrealized losses                             (0.1)          --           --
------------------------------------------------------------------------------------
                                                        --          0.3          0.2
------------------------------------------------------------------------------------
 Equity securities:
  Gross unrealized gains                                --           --           --
  Gross unrealized losses                             (0.1)        (0.1)          --
------------------------------------------------------------------------------------
                                                      (0.1)        (0.1)          --
------------------------------------------------------------------------------------
 Other:
  Gross unrealized gains                                --          1.9           --
  Gross unrealized losses                             (2.4)        (0.3)          --
------------------------------------------------------------------------------------
                                                      (2.4)         1.6           --
------------------------------------------------------------------------------------
 Less: deferred federal income (benefits) taxes
   (see Note 7)                                       (0.9)         0.6           --
------------------------------------------------------------------------------------
 Net unrealized capital (losses) gains              $ (1.6)     $   1.2      $   0.2
====================================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:

(Millions)                                             1999         1998        1997
------------------------------------------------------------------------------------
 Unrealized holding gains (losses) arising
   during the period (1)                              $ (2.9)     $  0.9      $  0.3
 Less: reclassification adjustment for gains and
   other items included in net income (2)               (0.1)       (0.1)        0.3
------------------------------------------------------------------------------------
 Net unrealized (losses) gains on securities          $ (2.8)     $  1.0      $   --
====================================================================================

(1) Pretax unrealized holding gains (losses) arising during the period were $(4.5) million, $1.3 million and $0.4 million for 1999, 1998 and 1997, respectively.

(2) Pretax reclassification adjustments for gains and other items included in net income were $(0.2) million, $(0.2) million and $0.4 million for 1999, 1998 and 1997, respectively.

7. Income Taxes

The Company is included in the consolidated federal income tax return of Aetna and combined Connecticut state income tax return of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.


Income taxes for the years ended December 31, consist of:

(Millions)                                   1999         1998          1997
------------------------------------------------------------------------------
 Current taxes (benefits):
  Federal                                   $ (0.3)      $ (1.7)     $    1.2
  State                                         --          0.1            --
 Net realized capital gains (losses)          (0.4)        (0.1)          0.1
------------------------------------------------------------------------------
                                              (0.7)        (1.7)          1.3
------------------------------------------------------------------------------
 Deferred taxes (benefits):
  Federal                                      3.1          2.3          (0.4)
  Net realized capital gains (losses)          0.3           --          (0.1)
------------------------------------------------------------------------------
                                               3.4          2.3          (0.5)
------------------------------------------------------------------------------
 Total                                      $  2.7       $  0.6      $    0.8
==============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

(Millions)                                       1999        1998         1997
------------------------------------------------------------------------------
 Income before income taxes and cumulative
   effect adjustment                           $ 8.1       $ 3.2       $   2.5
 Tax rate                                         35%         35%           35%
------------------------------------------------------------------------------
 Application of the tax rate                     2.8         1.1           0.9
 Tax effect of:
  Excludable dividends                          (0.1)       (0.5)         (0.1)
------------------------------------------------------------------------------
 Income taxes                                  $ 2.7       $ 0.6       $   0.8
==============================================================================

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:



(Millions)                                             1999         1998
-------------------------------------------------------------------------
 Deferred tax assets:
  Policyholders' funds left with the Company         $  12.4      $  16.6
  Unrealized gains allocable to experience-rated
   contracts                                              --          1.3
  Net unrealized capital losses                          2.5           --
  Investment losses                                      0.4           --
  Guaranty fund assessments                              0.1          0.1
 Other                                                   0.5          0.1
-------------------------------------------------------------------------
     Total gross assets                                 15.9         18.1
-------------------------------------------------------------------------

 Deferred tax liabilities:
  Deferred policy acquisition costs                     16.9         16.9
  Unrealized losses allocable to experience-rated
    contracts                                            1.6           --
  Net unrealized capital gains                            --          1.9
-------------------------------------------------------------------------
     Total gross liabilities                            18.5         18.8
-------------------------------------------------------------------------
 Net deferred tax liability                          $   2.6      $   0.7
=========================================================================

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

Management believes that it is more likely than not that the Company will realize the benefit of the deferred tax assets. The Company expects sufficient taxable income in the future to realize the deferred tax assets because of the Company's long-term history of having taxable income, which is projected to continue.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.


8. Benefit Plans

The Company utilizes the employees of Aetna and its affiliates (primarily ALIAC). The benefit plan charges allocated to the Company were $0.4 million and $0.2 million at December 31, 1999 and 1998, respectively. In 1997 the charges were immaterial.

9. Related Party Transactions

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges, at cost, for these services based upon measures appropriate for the type and nature of service provided. Total charges allocated to the Company, including rent, salaries and other administrative expenses, were $6.0 million and $10.5 million for the years ended December 31, 1999 and 1998, respectively, (of which $2.0 million and $5.5 million, respectively, were capitalized as deferred policy acquisition costs).

The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, was 1.25% and 1.40% for 1999 and 1998 and 1.40% in 1997, of their average daily net assets. The amount of compensation and fees received from the Separate Accounts, included in charges assessed against policyholders, amounted to $13.5 million, $10.3 million and $5.6 million for the years ended December 31, 1999, 1998 and 1997, respectively.

The Company received no capital contributions in 1999. The Company received capital contributions of $15.0 million in cash from ALIAC in 1998 and $20.0 million in 1997.

Aeltus, an affiliate of the Company, acts as adviser for the general account assets. The Company pays Aeltus a fee which, on an annual basis, is .06% of the average daily net assets under management. The amount of such fees for the years ended December 31, 1999, 1998 and 1997 amounted to $0.1 million, $0.2 million and $0.1 million, respectively.


10. Commitments and Contingent Liabilities


Commitments

At December 31, 1999 and 1998 the Company had no commitments or contingent liabilities.


Litigation

The Company is not currently involved in any material litigation.

Form No. SAI.87131-00                                          AICA Ed. May 2000

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
    (a) Financial Statements:
        (1)    Included in Part A:
               Condensed Financial Information
        (2)    Included in Part B:
               Financial Statements of Variable Annuity Account I:
               -  Statement of Assets and Liabilities as of December 31, 1999
               -  Statement of Operations for the year ended December 31, 1999
               - Statements of Changes in Net Assets for the years ended December 31, 1999 and December 31, 1998
               -  Condensed Financial Information for the year ended
                  December 31, 1999
               -  Notes to Financial Statements
               -  Independent Auditors' Report
               Financial Statements of Depositor:
               -  Independent Auditors' Report
               - Statements of Income for the years ended December 31, 1999, 1998 and 1997
               -  Balance Sheets for the years ended December 31, 1999 and 1998
               - Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
               - Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
               -  Notes to Financial Statements

    (b) Exhibits
        (1) Resolution of the Board of Directors of Aetna Insurance Company of America establishing Variable Annuity Account I(1)
        (2)    Not Applicable
        (3.1)  Selling Agreement(1)
        (3.2)  Principal Underwriting Agreement(2)
        (3.3) First Amendment dated January 11, 1996 to Principal Underwriting Agreement(2)
        (4.1)  Variable Annuity Contract (G2-CDA-99(TORP)FL)(3)
        (4.2) Certificate (GTCC2-99(TORP)FL) to Variable Annuity Contract G2-CDA-99(TORP)FL(3)
        (5)    Variable Annuity Contract Application(3)
        (6.1) Certificate of Incorporation of Aetna Insurance Company of America(3)
        (6.2)  By-laws of Aetna Insurance Company of America(3)
        (7)    Not Applicable
        (8.1) Fund Participation Agreement between Aetna Insurance Company of America and AIM dated November 1, 1999(3)

        (8.2) Service Agreement between Aetna Insurance Company of America and AIM dated November 1, 1999(3)
        (8.3) Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna, Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management dated as of May 1, 1998(4)
        (8.4) First Amendment dated as of May 1, 2000 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna, Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management dated as of May 1, 1998(4)
        (8.5)  Service Agreement between Aeltus Investment Management, Inc.
               and Aetna Insurance Company of America dated May 1, 1998(4)
        (8.6) Amendment No. 1 dated as of May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna
               Insurance Company of America dated May 1, 1998(4)
        (8.7)  Fund Participation Agreement among Calvert Responsibly
               Invested Balanced Portfolio, Calvert Asset Management
               Company, Inc. and Aetna Insurance Company of America dated December 1, 1997(5)
        (8.8)  Service Agreement between Calvert Asset Management Company,
               Inc. and Aetna Insurance Company of America dated December 1, 1997(5)
        (8.9) Form of Fund Participation Agreement dated May 1, 2000 between Aetna Insurance Company of America and The Chapman Funds, Inc.
        (8.10) Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation dated October 20, 1995(6)
        (8.11) First Amendment dated as of May 1, 1997 to Fund Participation
               Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation dated October 20, 1995(4)
        (8.12) Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated October 20, 1995(6)
        (8.13) First Amendment dated as of May 1, 1997 to Fund Participation
               Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated October 20, 1995(4)
        (8.14) Fund Participation Agreement among Janus Capital
               Corporation, Aetna Insurance Company of America and Janus
               Aspen Series dated December 8, 1997(7)

        (8.15) Amendment to Fund Participation Agreement made as of October 12,
               1998 to Fund Participation Agreement among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series dated December 8, 1997(7)
        (8.16) Service Agreement between Janus Capital Corporation and
               Aetna Insurance Company of America dated as of December 8,
               1997(7)
        (8.17) Fund Participation Agreement between Aetna Insurance Company of America, Oppenheimer Variable Account Funds and
               Oppenheimer Fund, Inc. dated April 1, 1997(8)
        (8.18) Service Agreement between Aetna Insurance Company of America and Oppenheimer Funds, Inc. dated April 1, 1997(8)
        (8.19) Administrative Service Agreement between Aetna Insurance
               Company of America and Agency, Inc.(6)
        (9)    Opinion and Consent of Counsel
        (10)   Consent of Independent Auditors
        (11)   Not applicable
        (12)   Not applicable
        (13)   Schedule for Computation of Performance Data(3)
        (14.1) Powers of Attorney(9)
        (14.2) Certificate of Resolution Authorizing Signatures(1)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
2. Incorporated by reference to Registration Statement on Form S-2 (File No. 333-22723), as filed on March 4, 1997.
3. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
4. Incorporated by reference to Pre-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 4, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
7. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-2 (File No. 333-49581), as filed on April 4, 2000.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                 Positions and Offices with Depositor
-----------------                 ------------------------------------

Thomas J. McInerney               Director and President

Deborah Koltenuk                  Vice President, Corporate Controller, and
                                  Assistant Treasurer

Shaun P. Mathews                  Director and Senior Vice President

Steven A. Haxton                  Director

David W. O'Leary                  Director

Catherine H. Smith                Director

Jane A. Boyle                     Corporate Secretary and Counsel

Therese A. Squillacote            Vice President and Chief Compliance Officer

Alastair G. Longley-Cook          Vice President and Corporate Actuary

      *The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

      Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 33-41694), as filed on February 23, 2000.

Item 27. Number of Contract Owners

      As of February 29, 2000, there were 15,293 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

Item 28. Indemnification

Florida Statutes chapter 607.0859 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0859(1) provides that a corporation may indemnify a person who is or was a party to a proceeding by reason of the fact that the person is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0859(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection (1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0859(3), to the extent that the person seeking indemnification has been successful in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any such proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees or agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or
(2), unless made pursuant to a determination by a court, shall be made only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made
(a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section 607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9). Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with this statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiary, including the Depositor.

Item 29. Principal Underwriters

      (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc., (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ALIAC also acts as the principal underwriter and depositor for Variable Life Account B of ALIAC, Variable Life Account C of ALIAC, Variable Annuity Account B of ALIAC, Variable Annuity Account C of ALIAC and Variable Annuity Account G of ALIAC (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act).

      (b) Directors and Officers of the Underwriter

Name and Principal
Business Address*                  Positions and Offices with Underwriter
-----------------                  --------------------------------------

Thomas J. McInerney                Director and President

Shaun P. Mathews                   Director and Senior Vice President

Catherine H. Smith                 Director

Deborah Koltenuk                   Vice President, Corporate Controller, and
                                   Assistant Treasurer

Therese M. Squillacote             Vice President and Chief Compliance Officer

Kirk P. Wickman                    Senior Vice President, General Counsel and
                                   Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

      (c) Compensation as of December 31, 1999:

    (1)                   (2)                  (3)               (4)               (5)

Name of              Net Underwriting      Compensation
Principal            Discounts and         on Redemption      Brokerage
Underwriter          Commissions           or Annuitization   Commissions      Compensation*
-----------          -----------           ----------------   -----------      -------------

Aetna Life                                    $1,207,122                        $13,687,287
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account I.

Item 30. Location of Accounts and Records

      All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the Service Center of the Depositor as follows:

           Aetna Insurance Company of America
           151 Farmington Avenue
           Hartford, Connecticut  06156

Item 31. Management Services

      Not applicable

Item 32. Undertakings

      Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

      (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

      (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

      (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-87131) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 13th day of April, 2000.

                                        VARIABLE ANNUITY ACCOUNT I OF AETNA
                                        INSURANCE COMPANY OF AMERICA
                                             (Registrant)

                                        By: AETNA INSURANCE COMPANY OF AMERICA
                                             (Depositor)


                                        By Thomas J. McInerney*
                                           -------------------------------------
                                           Thomas J. McInerney
                                           President

      As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                   Title                                                   Date
---------                   -----                                                   ----


Thomas J. McInerney*        Director and President                            )
-----------------------     (principal executive officer)                     )
Thomas J. McInerney                                                           )
                                                                              )
                                                                              )
Deborah Koltenuk*           Vice President, Corporate Controller,             )    April
-----------------------     and Assistant Treasurer                           )    13, 2000
Deborah Koltenuk            (principal accounting and financial officer)      )
                                                                              )
                                                                              )
Steven A. Haxton*           Director                                          )
-----------------------                                                       )
Steven A. Haxton                                                              )
                                                                              )
                                                                              )
Shaun P. Mathews*           Director                                          )
-----------------------                                                       )
Shaun P. Mathews                                                              )
                                                                              )
                                                                              )
David W. O'Leary*           Director                                          )
-----------------------                                                       )
David W. O'Leary                                                              )
                                                                              )
                                                                              )
Catherine H. Smith*         Director                                          )
-----------------------                                                       )
Catherine H. Smith                                                            )


By: /s/ Michael A. Pignatella
    -------------------------------------------------
    Michael A. Pignatella
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT I
                                  EXHIBIT INDEX

Exhibit No.  Exhibit
-----------  -------

99-B.8.9     Form of Fund Participation Agreement dated May 1, 2000
             between Aetna Insurance Company of America and The
             Chapman Funds, Inc.
                                                                     -----------

99-B.9       Opinion and Consent of Counsel
                                                                     -----------

99-B.10      Consent of Independent Auditors
                                                                     -----------